Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of COUNTRY Investors Variable Life Account

COUNTRY Investors Life Assurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise COUNTRY Investors Variable Life Account (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in its net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2004.

Chicago, Illinois

April 30, 2021

1

Appendix

Subaccounts comprising COUNTRY Investors Variable Life Account

Subaccounts

American Century VP Capital Appreciation Fund

American Century VP Inflation Protection Bond Fund

American Century VP Ultra® Fund

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

Calvert VP EAFE International Index Portfolio - Class F

Calvert VP Russell 2000 Small Cap Index Portfolio

Calvert VP Russell 2000 Small Cap Index Portfolio - Class F

Calvert VP S&P MidCap 400 Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio - Class F

DWS Global Small Cap VIP - Class A

DWS International Growth VIP - Class A

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Index 500 Portfolio - Service Class 2

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Fidelity® VIP Real Estate Portfolio - Service Class 2

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Global Bond VIP Fund – Class 2

Templeton Growth VIP Fund - Class 2

J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1

J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1

J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2

T. Rowe Price Equity Income Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price New America Growth Portfolio

T. Rowe Price International Stock Portfolio

2

COUNTRY Investors Variable Life Account

Statements of Assets and Liabilities

December 31, 2020

		Net assets		Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Total net assets	Cost	Shares owned	Accumulation units outstanding
American Century VP Capital Appreciation Fund	$42,122	$42,122	$42,122	$30,582	2,185.87	818.37
American Century VP Inflation Protection Bond Fund	2,842	2,842	2,842	2,624	255.78	172.78
American Century VP Ultra® Fund	129,510	129,510	129,510	73,661	4,712.89	2,145.78
BNY Mellon VIF Appreciation Portfolio - Initial Shares	195,092	195,092	195,092	162,112	4,135.07	4,291.93
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	73,592	73,592	73,592	59,115	2,062.56	1,634.77
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	95,206	95,206	95,206	81,942	1,917.16	3,451.86
Calvert VP EAFE International Index Portfolio - Class F	161,499	161,499	161,499	151,899	1,725.42	7,070.05
Calvert VP Russell 2000 Small Cap Index Portfolio	204,431	204,431	204,431	173,551	2,273.48	5,425.64
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	9,342	9,342	9,342	6,233	104.31	232.69
Calvert VP S&P MidCap 400 Index Portfolio	161,619	161,619	161,619	132,776	1,340.46	3,561.08
Calvert VP S&P MidCap 400 Index Portfolio - Class F	2,127	2,127	2,127	1,466	17.58	101.94
DWS Global Small Cap VIP - Class A	7,932	7,932	7,932	7,018	666.54	214.93
Federated Hermes Government Money Fund II - Service Shares	119,112	119,112	119,112	119,112	119,111.82	11,514.25
Federated Hermes Managed Volatility Fund II - Primary Shares	79,817	79,817	79,817	72,065	7,197.17	4,255.12
Federated Hermes Quality Bond Fund II - Primary Shares	409,071	409,071	409,071	377,439	34,608.35	28,438.91
Fidelity® VIP Contrafund® Portfolio - Initial Class	890,303	890,303	890,303	615,589	18,482.51	15,874.44
Fidelity® VIP Contrafund® Portfolio - Service Class 2	32,337	32,337	32,337	24,151	692.00	577.92
Fidelity® VIP Growth & Income Portfolio - Initial Class	74,247	74,247	74,247	65,307	3,320.54	1,961.37
Fidelity® VIP Growth Portfolio - Initial Class	248,051	248,051	248,051	155,638	2,408.27	4,256.83
Fidelity® VIP Growth Portfolio - Service Class 2	35,939	35,939	35,939	24,212	357.32	571.94
Fidelity® VIP High Income Portfolio - Service Class 2	4,019	4,019	4,019	4,004	789.56	146.66
Fidelity® VIP Index 500 Portfolio - Initial Class	1,073,400	1,073,400	1,073,400	687,562	2,888.67	23,637.60
Fidelity® VIP Index 500 Portfolio - Service Class 2	347,055	347,055	347,055	251,082	946.35	6,782.92
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	758,982	758,982	758,982	709,906	53,866.75	51,146.30
Fidelity® VIP Mid Cap Portfolio - Service Class 2	694,720	694,720	694,720	602,672	18,630.20	14,363.66
Fidelity® VIP Overseas Portfolio - Initial Class	295,957	295,957	295,957	240,556	11,159.77	10,474.35
Fidelity® VIP Real Estate Portfolio - Service Class 2	50,531	50,531	50,531	53,697	2,953.28	1,300.13
Franklin Global Real Estate VIP Fund - Class 2	223,127	223,127	223,127	236,154	15,702.10	12,025.93
Franklin Mutual Shares VIP Fund - Class 2	116,439	116,439	116,439	134,812	7,018.60	4,430.10
Franklin Small Cap Value VIP Fund - Class 2	299,311	299,311	299,311	313,089	20,642.14	7,566.13
Franklin Small-Mid Cap Growth VIP Fund - Class 2	134,956	134,956	134,956	99,790	5,839.74	2,479.92
Franklin U.S. Government Securities VIP Fund - Class 2	36,710	36,710	36,710	36,384	3,038.93	2,224.30
Templeton Growth VIP Fund - Class 2	53,819	53,819	53,819	59,374	4,818.14	2,465.62
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	208,338	208,338	208,338	198,416	19,131.17	4,962.65

See accompanying notes, including note 6 which includes per unit information.

3

COUNTRY Investors Variable Life Account

Statements of Assets and Liabilities (continued)

December 31, 2020

		Net assets		Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Total net assets	Cost	Shares owned	Accumulation units outstanding
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	$207,465	$207,465	$207,465	$174,883	8,604.92	4,810.99
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	52,129	52,129	52,129	43,789	2,186.63	1,089.18
T. Rowe Price Equity Income Portfolio	963,412	963,412	963,412	971,700	36,757.41	30,459.55
T. Rowe Price Moderate Allocation Portfolio	184,621	184,621	184,621	161,364	8,055.02	5,399.74
T. Rowe Price New America Growth Portfolio	820,072	820,072	820,072	669,916	20,677.56	10,946.34
T. Rowe Price International Stock Portfolio	522,802	522,802	522,802	472,706	30,609.03	18,059.75

 See accompanying notes, including note 6 which includes per unit information.

4

COUNTRY Investors Variable Life Account

Statements of Operations

Year Ended December 31, 2020

	Income		Realized gain (loss) on investments
Subaccount	Dividends	Net investment income	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
American Century VP Capital Appreciation Fund	$-	$-	$(127)	$3,365	$3,238	$9,285	$12,523
American Century VP Inflation Protection Bond Fund	40	40	9	-	9	171	220
American Century VP Ultra® Fund	-	-	5,216	9,210	14,426	29,813	44,239
BNY Mellon VIF Appreciation Portfolio - Initial Shares	1,320	1,320	(1,901)	13,426	11,525	24,913	37,758
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	481	481	1,184	4,483	5,667	8,864	15,012
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	467	467	1,471	-	1,471	14,304	16,242
Calvert VP EAFE International Index Portfolio - Class F	4,829	4,829	(740)	-	(740)	6,975	11,064
Calvert VP Russell 2000 Small Cap Index Portfolio	1,737	1,737	1,234	9,716	10,950	21,144	33,831
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	82	82	(930)	458	(472)	3,075	2,685
Calvert VP S&P MidCap 400 Index Portfolio	1,639	1,639	2,401	4,809	7,210	10,424	19,273
Calvert VP S&P MidCap 400 Index Portfolio - Class F	22	22	579	63	642	606	1,270
DWS Global Small Cap VIP - Class A	56	56	(315)	-	(315)	1,468	1,209
Federated Hermes Government Money Fund II - Service Shares	22	22	(1)	-	(1)	-	21
Federated Hermes Managed Volatility Fund II - Primary Shares	2,054	2,054	168	-	168	(1,282)	940
Federated Hermes Quality Bond Fund II - Primary Shares	12,940	12,940	1,444	1,386	2,830	19,653	35,423
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,921	1,921	14,325	3,950	18,275	188,394	208,590
Fidelity® VIP Contrafund® Portfolio - Service Class 2	21	21	814	143	957	6,652	7,630
Fidelity® VIP Growth & Income Portfolio - Initial Class	1,376	1,376	233	3,263	3,496	557	5,429
Fidelity® VIP Growth Portfolio - Initial Class	152	152	13,901	19,389	33,290	46,753	80,195
Fidelity® VIP Growth Portfolio - Service Class 2	11	11	882	2,618	3,500	7,441	10,952
Fidelity® VIP High Income Portfolio - Service Class 2	174	174	5	-	5	(28)	151
Fidelity® VIP Index 500 Portfolio - Initial Class	17,757	17,757	128,006	3,590	131,596	25,692	175,045
Fidelity® VIP Index 500 Portfolio - Service Class 2	4,581	4,581	25,053	889	25,942	30,159	60,682
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	17,702	17,702	18,319	281	18,600	29,357	65,659
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,395	2,395	(11,125)	-	(11,125)	117,742	109,012
Fidelity® VIP Overseas Portfolio - Initial Class	1,339	1,339	20,394	1,700	22,094	20,151	43,584
Fidelity® VIP Real Estate Portfolio - Service Class 2	917	917	(740)	1,802	1,062	(4,693)	(2,714)
Franklin Global Real Estate VIP Fund - Class 2	6,858	6,858	(2,744)	22,032	19,288	(39,525)	(13,379)
Franklin Mutual Shares VIP Fund - Class 2	2,952	2,952	(661)	4,104	3,443	(11,878)	(5,483)
Franklin Small Cap Value VIP Fund - Class 2	3,650	3,650	(18,671)	15,524	(3,147)	13,746	14,249

See accompanying notes.

5

COUNTRY Investors Variable Life Account

Statements of Operations (continued)

Year Ended December 31, 2020

	Income		Realized gain (loss) on investments
Subaccount	Dividends	Net investment income	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
Franklin Small-Mid Cap Growth VIP Fund - Class 2	$-	$-	$(199)	$14,341	$14,142	$34,969	$49,111
Franklin U.S. Government Securities VIP Fund - Class 2	1,322	1,322	(117)	-	(117)	219	1,424
Templeton Growth VIP Fund - Class 2	1,380	1,380	(2,011)	-	(2,011)	3,608	2,977
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	2,563	2,563	2,031	10,693	12,724	(13,699)	1,588
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	1,427	1,427	(1,869)	9,397	7,528	20,794	29,749
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	146	146	(400)	1,430	1,030	8,208	9,384
T. Rowe Price Equity Income Portfolio	20,946	20,946	(52,587)	20,405	(32,182)	22,132	10,896
T. Rowe Price Moderate Allocation Portfolio	2,297	2,297	(2,231)	5,833	3,602	16,602	22,501
T. Rowe Price New America Growth Portfolio	-	-	68,562	120,933	189,495	128,658	318,153
T. Rowe Price International Stock Portfolio	2,634	2,634	3,128	20,488	23,616	42,480	68,730

See accompanying notes.

6

COUNTRY Investors Variable Life Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
American Century VP Capital Appreciation Fund	$29,137	$-	$3,238	$9,285	$12,523	$2,246	$-	$-	$(1,650)	$(134)	$462	$12,985	$42,122
American Century VP Inflation Protection Bond Fund	1,787	40	9	171	220	906	-	-	(64)	(7)	835	1,055	2,842
American Century VP Ultra® Fund	90,334	-	14,426	29,813	44,239	4,870	(1,949)	-	(5,746)	(2,238)	(5,063)	39,176	129,510
BNY Mellon VIF Appreciation Portfolio - Initial Shares	161,595	1,320	11,525	24,913	37,758	9,164	(1,252)	-	(9,632)	(2,541)	(4,261)	33,497	195,092
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	61,243	481	5,667	8,864	15,012	4,757	(4,093)	-	(3,336)	9	(2,663)	12,349	73,592
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	78,224	467	1,471	14,304	16,242	5,755	(1,396)	(44)	(3,552)	(23)	740	16,982	95,206
Calvert VP EAFE International Index Portfolio - Class F	157,095	4,829	(740)	6,975	11,064	13,364	(8,548)	-	(5,788)	(5,688)	(6,660)	4,404	161,499
Calvert VP Russell 2000 Small Cap Index Portfolio	170,989	1,737	10,950	21,144	33,831	8,816	(2,421)	(634)	(6,953)	803	(389)	33,442	204,431
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	6,745	82	(472)	3,075	2,685	1,610	-	-	(759)	(939)	(88)	2,597	9,342
Calvert VP S&P MidCap 400 Index Portfolio	140,749	1,639	7,210	10,424	19,273	7,629	(999)	(218)	(6,654)	1,839	1,597	20,870	161,619
Calvert VP S&P MidCap 400 Index Portfolio - Class F	1,816	22	642	606	1,270	457	-	-	(433)	(983)	(959)	311	2,127
DWS Global Small Cap VIP - Class A	7,159	56	(315)	1,468	1,209	1,312	(1,483)	-	(269)	4	(436)	773	7,932
Federated Hermes Government Money Fund II - Service Shares	10,544	22	(1)	-	21	7,479	(2,192)	(1)	(4,285)	107,546	108,547	108,568	119,112
Federated Hermes Managed Volatility Fund II - Primary Shares	76,498	2,054	168	(1,282)	940	7,480	-	-	(4,289)	(812)	2,379	3,319	79,817
Federated Hermes Quality Bond Fund II - Primary Shares	465,846	12,940	2,830	19,653	35,423	38,049	(60,378)	(3,106)	(26,010)	(40,753)	(92,198)	(56,775)	409,071
Fidelity® VIP Contrafund® Portfolio - Initial Class	728,981	1,921	18,275	188,394	208,590	39,521	(26,815)	(2,008)	(33,079)	(24,887)	(47,268)	161,322	890,303

See accompanying notes.

7

COUNTRY Investors Variable Life Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$25,043	$21	$957	$6,652	$7,630	$4,654	$(2,157)	$-	$(1,453)	$(1,380)	$(336)	$7,294	$32,337
Fidelity® VIP Growth & Income Portfolio - Initial Class	70,184	1,376	3,496	557	5,429	4,785	(1,948)	-	(4,292)	89	(1,366)	4,063	74,247
Fidelity® VIP Growth Portfolio - Initial Class	184,990	152	33,290	46,753	80,195	10,173	(9,856)	-	(8,757)	(8,694)	(17,134)	63,061	248,051
Fidelity® VIP Growth Portfolio - Service Class 2	24,670	11	3,500	7,441	10,952	3,373	-	-	(2,064)	(992)	317	11,269	35,939
Fidelity® VIP High Income Portfolio - Service Class 2	2,168	174	5	(28)	151	1,821	-	-	(116)	(5)	1,700	1,851	4,019
Fidelity® VIP Index 500 Portfolio - Initial Class	1,117,000	17,757	131,596	25,692	175,045	57,216	(159,812)	(7,479)	(42,198)	(66,372)	(218,645)	(43,600)	1,073,400
Fidelity® VIP Index 500 Portfolio - Service Class 2	269,332	4,581	25,942	30,159	60,682	23,008	(12,860)	-	(12,647)	19,540	17,041	77,723	347,055
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	747,615	17,702	18,600	29,357	65,659	62,900	(201,618)	(5,203)	(45,416)	135,045	(54,292)	11,367	758,982
Fidelity® VIP Mid Cap Portfolio - Service Class 2	619,982	2,395	(11,125)	117,742	109,012	46,199	(113,503)	(4,225)	(27,082)	64,337	(34,274)	74,738	694,720
Fidelity® VIP Overseas Portfolio - Initial Class	395,659	1,339	22,094	20,151	43,584	24,968	(111,096)	(6,770)	(13,827)	(36,561)	(143,286)	(99,702)	295,957
Fidelity® VIP Real Estate Portfolio - Service Class 2	45,915	917	1,062	(4,693)	(2,714)	4,704	(2,211)	-	(1,751)	6,588	7,330	4,616	50,531
Franklin Global Real Estate VIP Fund - Class 2	244,019	6,858	19,288	(39,525)	(13,379)	18,608	(32,389)	(2,607)	(10,363)	19,238	(7,513)	(20,892)	223,127
Franklin Mutual Shares VIP Fund - Class 2	119,787	2,952	3,443	(11,878)	(5,483)	6,824	(505)	(2)	(4,264)	82	2,135	(3,348)	116,439
Franklin Small Cap Value VIP Fund - Class 2	294,168	3,650	(3,147)	13,746	14,249	23,233	(29,150)	(859)	(13,039)	10,709	(9,106)	5,143	299,311
Franklin Small-Mid Cap Growth VIP Fund - Class 2	95,969	-	14,142	34,969	49,111	6,877	(7,818)	(278)	(7,870)	(1,035)	(10,124)	38,987	134,956
Franklin U.S. Government Securities VIP Fund - Class 2	36,743	1,322	(117)	219	1,424	6,035	(4,265)	(284)	(3,078)	135	(1,457)	(33)	36,710

See accompanying notes.

8

COUNTRY Investors Variable Life Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Templeton Growth VIP Fund - Class 2	$52,168	$1,380	$(2,011)	$3,608	$2,977	$5,095	$(1,501)	$(811)	$(2,860)	$(1,249)	$(1,326)	$1,651	$53,819
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	204,003	2,563	12,724	(13,699)	1,588	14,161	(2,293)	(298)	(9,473)	650	2,747	4,335	208,338
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	169,405	1,427	7,528	20,794	29,749	10,487	(23,214)	(565)	(5,833)	27,436	8,311	38,060	207,465
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	24,555	146	1,030	8,208	9,384	4,157	(3,357)	-	(1,231)	18,621	18,190	27,574	52,129
T. Rowe Price Equity Income Portfolio	1,049,269	20,946	(32,182)	22,132	10,896	77,021	(228,707)	(9,327)	(40,180)	104,440	(96,753)	(85,857)	963,412
T. Rowe Price Moderate Allocation Portfolio	170,060	2,297	3,602	16,602	22,501	15,494	(19,120)	-	(10,561)	6,247	(7,940)	14,561	184,621
T. Rowe Price New America Growth Portfolio	830,565	-	189,495	128,658	318,153	56,955	(197,946)	(8,786)	(36,894)	(141,975)	(328,646)	(10,493)	820,072
T. Rowe Price International Stock Portfolio	674,852	2,634	23,616	42,480	68,730	45,503	(138,536)	(7,237)	(27,368)	(93,142)	(220,780)	(152,050)	522,802

See accompanying notes.

9

COUNTRY Investors Variable Life Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2019

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2018	Net investment income	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2019
American Century VP Capital Appreciation Fund	$24,038	$-	$4,324	$3,930	$8,254	$2,422	$(3,839)	$-	$(1,635)	$(103)	$(3,155)	$5,099	$29,137
American Century VP Inflation Protection Bond Fund	4,018	38	(181)	269	126	773	-	-	(49)	(3,081)	(2,357)	(2,231)	1,787
American Century VP Ultra® Fund	67,495	-	10,583	12,697	23,280	5,015	(108)	-	(5,290)	(58)	(441)	22,839	90,334
BNY Mellon VIF Appreciation Portfolio - Initial Shares	135,088	1,795	15,187	29,843	46,825	9,119	(18,276)	-	(9,771)	(1,390)	(20,318)	26,507	161,595
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	46,874	592	7,204	5,955	13,751	4,819	(873)	-	(3,270)	(58)	618	14,369	61,243
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	63,876	-	13,844	60	13,904	5,511	(1,040)	(44)	(3,977)	(6)	444	14,348	78,224
Calvert VP EAFE International Index Portfolio - Class F	158,357	3,873	2,028	24,368	30,269	14,246	(18,222)	(2,063)	(7,252)	(18,240)	(31,531)	(1,262)	157,095
Calvert VP Russell 2000 Small Cap Index Portfolio	125,918	1,327	14,030	18,001	33,358	9,939	(5,367)	(3,948)	(7,378)	18,467	11,713	45,071	170,989
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	3,186	42	346	547	935	1,470	-	-	(421)	1,575	2,624	3,559	6,745
Calvert VP S&P MidCap 400 Index Portfolio	110,324	1,526	11,201	15,890	28,617	8,915	-	(541)	(7,298)	732	1,808	30,425	140,749
Calvert VP S&P MidCap 400 Index Portfolio - Class F	141	2	12	78	92	69	-	-	(78)	1,592	1,583	1,675	1,816
DWS Global Small Cap VIP - Class A	8,012	-	(365)	1,800	1,435	1,108	-	-	(324)	(3,072)	(2,288)	(853)	7,159
Federated Hermes Government Money Fund II - Service Shares	9,823	165	-	-	165	1,201	-	(54)	(587)	(4)	556	721	10,544
Federated Hermes Managed Volatility Fund II - Primary Shares	85,071	1,930	(2,285)	16,239	15,884	6,959	(22,976)	(5,273)	(5,333)	2,166	(24,457)	(8,573)	76,498
Federated Hermes Quality Bond Fund II - Primary Shares	512,490	15,163	(2,063)	32,365	45,465	41,061	(32,059)	(2,159)	(29,454)	(69,498)	(92,109)	(46,644)	465,846
Fidelity® VIP Contrafund® Portfolio - Initial Class	642,372	3,176	81,456	110,752	195,384	46,588	(104,874)	(5,399)	(35,122)	(9,968)	(108,775)	86,609	728,981

See accompanying notes.

10

COUNTRY Investors Variable Life Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2018	Net investment income	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2019
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$25,589	$48	$2,590	$3,750	$6,388	$3,691	$-	$-	$(1,407)	$(9,218)	$(6,934)	$(546)	$25,043
Fidelity® VIP Growth & Income Portfolio - Initial Class	54,232	2,234	6,049	7,994	16,277	5,161	(831)	-	(4,496)	(159)	(325)	15,952	70,184
Fidelity® VIP Growth Portfolio - Initial Class	137,827	433	13,942	32,872	47,247	10,455	(3,001)	(558)	(7,927)	947	(84)	47,163	184,990
Fidelity® VIP Growth Portfolio - Service Class 2	16,501	10	1,350	4,386	5,746	3,411	-	-	(1,661)	673	2,423	8,169	24,670
Fidelity® VIP High Income Portfolio - Service Class 2	7,060	93	(387)	729	435	1,539	-	-	(141)	(6,725)	(5,327)	(4,892)	2,168
Fidelity® VIP Index 500 Portfolio - Initial Class	882,930	19,983	60,284	190,507	270,774	52,404	(51,593)	(8,659)	(44,123)	15,267	(36,704)	234,070	1,117,000
Fidelity® VIP Index 500 Portfolio - Service Class 2	219,733	4,317	18,722	41,811	64,850	21,489	(24,847)	(2,716)	(11,403)	2,226	(15,251)	49,599	269,332
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	735,380	19,976	1,382	45,448	66,806	51,029	(54,236)	(5,744)	(43,858)	(1,762)	(54,571)	12,235	747,615
Fidelity® VIP Mid Cap Portfolio - Service Class 2	456,344	3,890	47,908	57,276	109,074	39,928	(27,605)	(6,541)	(26,608)	75,390	54,564	163,638	619,982
Fidelity® VIP Overseas Portfolio - Initial Class	98,742	6,334	10,949	34,110	51,393	15,830	(13,018)	(5,967)	(9,103)	257,782	245,524	296,917	395,659
Fidelity® VIP Real Estate Portfolio - Service Class 2	44,137	683	598	8,301	9,582	4,300	(4,836)	(574)	(2,093)	(4,601)	(7,804)	1,778	45,915
Franklin Global Real Estate VIP Fund - Class 2	211,312	6,349	10,777	29,343	46,469	18,154	(10,565)	(4,519)	(11,745)	(5,087)	(13,762)	32,707	244,019
Franklin Mutual Shares VIP Fund - Class 2	96,147	2,039	11,345	8,472	21,856	6,796	(247)	-	(4,782)	17	1,784	23,640	119,787
Franklin Small Cap Value VIP Fund - Class 2	242,479	2,803	39,711	19,520	62,034	21,906	(16,862)	(4,078)	(14,183)	2,872	(10,345)	51,689	294,168
Franklin Small-Mid Cap Growth VIP Fund - Class 2	74,581	-	11,155	12,008	23,163	7,208	(1,385)	-	(6,997)	(601)	(1,775)	21,388	95,969
Franklin U.S. Government Securities VIP Fund - Class 2	43,367	1,208	(1,150)	2,163	2,221	6,878	(3,724)	-	(3,497)	(8,502)	(8,845)	(6,624)	36,743

See accompanying notes.

11

COUNTRY Investors Variable Life Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2018	Net investment income	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2019
Templeton Growth VIP Fund - Class 2	$43,887	$1,312	$9,417	$(3,998)	$6,731	$5,723	$(1,040)	$-	$(3,171)	$38	$1,550	$8,281	$52,168
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	165,240	3,082	18,068	22,540	43,690	13,559	(7,929)	(91)	(10,560)	94	(4,927)	38,763	204,003
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	150,471	673	18,472	16,282	35,427	9,229	(22,080)	(518)	(6,298)	3,174	(16,493)	18,934	169,405
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	23,626	40	3,851	1,299	5,190	3,105	(2,676)	(205)	(1,094)	(3,391)	(4,261)	929	24,555
T. Rowe Price Equity Income Portfolio	834,486	22,072	66,992	127,995	217,059	67,733	(92,475)	(18,309)	(43,605)	84,380	(2,276)	214,783	1,049,269
T. Rowe Price Moderate Allocation Portfolio	148,194	3,210	3,666	22,149	29,025	13,157	(4,794)	-	(11,272)	(4,250)	(7,159)	21,866	170,060
T. Rowe Price New America Growth Portfolio	679,617	3,118	61,856	162,592	227,566	52,043	(49,065)	(12,578)	(36,148)	(30,870)	(76,618)	150,948	830,565
T. Rowe Price International Stock Portfolio	627,998	15,014	41,888	104,255	161,157	49,382	(71,543)	(13,049)	(32,188)	(46,905)	(114,303)	46,854	674,852

See accompanying notes.

12

COUNTRY Investors Variable Life Account

Notes to Financial Statements

December 31, 2020

1.   Organization and Significant Accounting Policies

Organization

COUNTRY Investors Variable Life Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by COUNTRY Investors Life Assurance Company (the Company) in 2002, and exists in accordance with the rules and regulations of the Illinois Department of Insurance. The Account is a funding vehicle for flexible premium variable life insurance policies issued by the Company. The Company discontinued underwriting new sales of variable life insurance policies but continues to receive premiums from sales that occurred prior to this change.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the life insurance policies is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible policy owners, the Account invests in the following forty-three investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible policy owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund
American Century Variable Portfolios, Inc.	Fidelity® Variable Insurance Products Funds (continued)
American Century VP Capital Appreciation Fund	Fidelity® VIP Growth Portfolio - Service Class 2
American Century VP Inflation Protection Bond Fund	Fidelity® VIP High Income Portfolio - Service Class 2
American Century VP Ultra® Fund	Fidelity® VIP Index 500 Portfolio - Initial Class
BNY Mellon Variable Investment Fund (3)	Fidelity® VIP Index 500 Portfolio - Service Class 2
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Fidelity® VIP Mid Cap Portfolio - Service Class 2
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Fidelity® VIP Overseas Portfolio - Initial Class
Calvert Variable Products, Inc.	Fidelity® VIP Real Estate Portfolio - Service Class 2
Calvert VP EAFE International Index Portfolio - Class F	Franklin Templeton Variable Insurance Products Trust
Calvert VP Russell 2000 Small Cap Index Portfolio	Franklin Global Real Estate VIP Fund - Class 2
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	Franklin Mutual Shares VIP Fund - Class 2
Calvert VP S&P MidCap 400 Index Portfolio	Franklin Small Cap Value VIP Fund - Class 2
Calvert VP S&P MidCap 400 Index Portfolio - Class F	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Deutsche DWS Variable Series I	Franklin U.S. Government Securities VIP Fund - Class 2
DWS Global Small Cap VIP - Class A	Templeton Global Bond VIP Fund - Class 2 (1)
Deutsche DWS Variable Series II	Templeton Growth VIP Fund - Class 2
DWS International Growth VIP - Class A (1)	J.P. Morgan Insurance Trust
Federated Hermes Insurance Series (2)	J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
Federated Hermes Government Money Fund II - Service Shares (2)	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
Federated Hermes Managed Volatility Fund II - Primary Shares (2)	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2
Federated Hermes Quality Bond Fund II - Primary Shares (2)	T. Rowe Price Equity Series, Inc.
Fidelity® Variable Insurance Products Funds	T. Rowe Price Equity Income Portfolio
Fidelity® VIP Contrafund® Portfolio - Initial Class	T. Rowe Price Moderate Allocation Portfolio
Fidelity® VIP Contrafund® Portfolio - Service Class 2	T. Rowe Price New America Growth Portfolio
Fidelity® VIP Disciplined Small Cap - Service Class 2 (1)	T. Rowe Price International Series, Inc.
Fidelity® VIP Growth & Income Portfolio - Initial Class	T. Rowe Price International Stock Portfolio
Fidelity® VIP Growth Portfolio - Initial Class

13

COUNTRY Investors Variable Life Account

Notes to Financial Statements (continued)

(1)	Subaccount was inactive during 2020 and 2019; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.
(2)	The names of the following investment families and investment options changed during the year:

Current Name	Former Name
Federated Hermes Insurance Series	Federated Insurance Series
Federated Hermes Government Money Fund II - Service Shares	Federated Government Money Fund II - Service Shares
Federated Hermes Managed Volatility Fund II - Primary Shares	Federated Managed Volatility Fund II - Primary Shares
Federated Hermes Quality Bond Fund II - Primary Shares	Federated Quality Bond Fund II - Primary Shares

(3)	On April 30, 2020, the BNY Mellon VIF International Equity Portfolio – Initial Shares was closed to contract owners pursuant to approval by the Board of Trustees of BNY Mellon Variable Investment Fund. As a result, the BNY Mellon VIF International Equity Portfolio – Initial Shares subaccount was removed as an investment option and liquidated.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2020, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

14

COUNTRY Investors Variable Life Account

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts to compensate for the services and benefits it provides, costs and expenses the Company incurs, and risks the Company assumes. The following summarizes those amounts.

Premium Expense Charge: Premiums paid by the policyholders are reduced by an amount not to exceed 6% of each premium payment. The charge is used to compensate the Company for expenses incurred in connection with the distribution of the policies and for premium taxes imposed by various states and subdivisions.

Monthly Deductions: The Company assumes the responsibility for providing insurance benefits included in the policy. The cost of insurance is determined each month based upon the applicable insurance rate and current net amount at risk. A monthly expense charge is assessed in each policy year based on insured’s age and insured’s underwriting class. (For policies issued prior to November 1, 2008, a monthly expense charge of $10 is assessed during the first policy year and $6 each month in each subsequent policy year.) The monthly expense charge is to compensate for the administration of the policy and the Account. A monthly unit charge is assessed based on the specified amount (amount of insurance selected) and the insured’s underwriting class during the first nineteen policy years. (For policies issued prior to November 1, 2008, a monthly unit charge is assessed during the first fifteen policy years.) The monthly unit charge is used to compensate for underwriting, processing and start-up-expenses incurred with the policy and the Account. In addition, monthly deductions are assessed for any additional benefits provided by riders. The aggregate cost of insurance and policy charges can vary from month to month since the determination of both the insurance rate and the current net amount at risk depends on a number of variables as described in the Account’s prospectus.

Other Charges: A transfer charge of $10 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one policy year. In the event of a partial withdrawal, a fee equal to the lesser of $25 or 2% of the accumulated value withdrawn will be imposed. Surrender charges are applicable, for the first nineteen policy years and are imposed on amounts surrendered based on age, sex, underwriting class and policy year as described in the Account’s prospectus. (For policies issued prior to November 1, 2008, surrender charges are applicable for the first ten policy years.)

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

15

COUNTRY Investors Variable Life Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2020:

Subaccount	Cost of Purchases	Proceeds from Sales
American Century Variable Portfolios, Inc.: American Century VP Capital Appreciation Fund	$5,486	$1,659
American Century VP Inflation Protection Bond Fund	998	123
American Century VP Ultra® Fund	13,268	9,121

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	22,924	12,439
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	8,825	6,524
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	5,429	4,222

Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	15,795	17,626
Calvert VP Russell 2000 Small Cap Index Portfolio	21,450	10,386
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	14,393	13,941
Calvert VP S&P MidCap 400 Index Portfolio	15,013	6,968
Calvert VP S&P MidCap 400 Index Portfolio - Class F	12,330	13,204

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	1,375	1,755

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	117,195	8,626
Federated Hermes Managed Volatility Fund II - Primary Shares	19,589	15,156
Federated Hermes Quality Bond Fund II - Primary Shares	45,805	123,677

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	32,733	74,130
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,348	4,520
Fidelity® VIP Growth & Income Portfolio - Initial Class	8,962	5,689
Fidelity® VIP Growth Portfolio - Initial Class	28,395	25,988
Fidelity® VIP Growth Portfolio - Service Class 2	6,001	3,055
Fidelity® VIP High Income Portfolio - Service Class 2	2,108	234
Fidelity® VIP Index 500 Portfolio - Initial Class	70,584	267,882
Fidelity® VIP Index 500 Portfolio - Service Class 2	89,181	66,670
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	206,735	243,044
Fidelity® VIP Mid Cap Portfolio - Service Class 2	109,076	140,955
Fidelity® VIP Overseas Portfolio - Initial Class	24,114	164,361
Fidelity® VIP Real Estate Portfolio - Service Class 2	13,241	3,192

16

COUNTRY Investors Variable Life Account

Notes to Financial Statements (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$65,030	$43,653
Franklin Mutual Shares VIP Fund - Class 2	13,113	3,922
Franklin Small Cap Value VIP Fund - Class 2	57,491	47,423
Franklin Small-Mid Cap Growth VIP Fund - Class 2	19,921	15,704
Franklin U.S. Government Securities VIP Fund - Class 2	7,245	7,380
Templeton Growth VIP Fund - Class 2	6,515	6,461

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	25,583	9,580
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	47,118	27,983
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	23,791	4,025

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	216,487	271,889
T. Rowe Price Moderate Allocation Portfolio	27,538	27,348
T. Rowe Price New America Growth Portfolio	173,222	380,935

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	67,517	265,175

17

COUNTRY Investors Variable Life Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2020 and 2019:

	Period Ended December 31,
	2020			2019
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	55	43	12	63	159	(96)
American Century VP Inflation Protection Bond Fund	62	8	54	53	227	(174)
American Century VP Ultra® Fund	91	188	(97)	121	133	(12)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	217	322	(105)	236	842	(606)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	108	168	(60)	147	128	19
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	237	185	52	215	196	19

Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	567	894	(327)	785	2,410	(1,625)
Calvert VP Russell 2000 Small Cap Index Portfolio	361	365	(4)	913	484	429
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	548	516	32	104	21	83
Calvert VP S&P MidCap 400 Index Portfolio	241	194	47	204	156	48
Calvert VP S&P MidCap 400 Index Portfolio - Class F	894	890	4	92	4	88

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	45	58	(13)	51	132	(81)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	11,327	834	10,493	105	51	54
Federated Hermes Managed Volatility Fund II - Primary Shares	1,031	892	139	558	1,945	(1,387)
Federated Hermes Quality Bond Fund II - Primary Shares	2,288	8,864	(6,576)	2,413	9,557	(7,144)

Fidelity® Variable Insurance Products Funds: Fidelity® VIP Contrafund® Portfolio - Initial Class	563	1,660	(1,097)	830	3,536	(2,706)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	87	92	(5)	107	306	(199)
Fidelity® VIP Growth & Income Portfolio - Initial Class	133	172	(39)	155	164	(9)
Fidelity® VIP Growth Portfolio - Initial Class	197	508	(311)	283	286	(3)
Fidelity® VIP Growth Portfolio - Service Class 2	67	59	8	110	51	59
Fidelity® VIP High Income Portfolio - Service Class 2	75	9	66	65	287	(222)
Fidelity® VIP Index 500 Portfolio - Initial Class	1,297	6,743	(5,446)	1,591	2,703	(1,112)
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,069	1,495	574	835	1,262	(427)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	12,969	16,936	(3,967)	5,162	9,500	(4,338)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,813	3,558	(745)	2,814	1,403	1,411
Fidelity® VIP Overseas Portfolio - Initial Class	899	6,614	(5,715)	12,368	1,341	11,027
Fidelity® VIP Real Estate Portfolio - Service Class 2	284	85	199	117	317	(200)

18

COUNTRY Investors Variable Life Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2020			2019
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	2,135	2,553	(418)	790	1,533	(743)
Franklin Mutual Shares VIP Fund - Class 2	270	168	102	229	159	70
Franklin Small Cap Value VIP Fund - Class 2	1,207	1,463	(256)	763	1,087	(324)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	126	381	(255)	220	279	(59)
Franklin U.S. Government Securities VIP Fund - Class 2	362	450	(88)	984	1,543	(559)
Templeton Growth VIP Fund - Class 2	281	344	(63)	278	199	79

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	350	264	86	286	417	(131)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	1,121	776	345	340	816	(476)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	614	106	508	140	254	(114)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	6,623	9,730	(3,107)	5,234	5,410	(176)
T. Rowe Price Moderate Allocation Portfolio	682	979	(297)	395	646	(251)
T. Rowe Price New America Growth Portfolio	946	6,006	(5,060)	1,182	2,847	(1,665)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	1,946	10,567	(8,621)	2,462	7,504	(5,042)

19

COUNTRY Investors Variable Life Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2020, 2019, 2018, 2017 and 2016, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)
American Century VP Capital Appreciation Fund:
2020	818	$51.47	$42,122	-%	-%	42.46%
2019	806	36.13	29,137	-	-	35.57
2018	902	26.65	24,038	-	-	(5.19)
2017	868	28.11	24,405	-	-	21.79
2016	832	23.08	19,203	-	-	3.22
American Century VP Inflation Protection Bond Fund:
2020	173	16.45	2,842	1.74	-	9.81
2019	119	14.98	1,787	2.35	-	9.18
2018	293	13.72	4,018	3.20	-	(2.56)
2017	238	14.08	3,352	3.02	-	3.91
2016	183	13.55	2,479	2.14	-	4.71
American Century VP Ultra® Fund:
2020	2,146	60.36	129,510	-	-	49.85
2019	2,243	40.28	90,334	-	-	34.58
2018	2,255	29.93	67,495	0.25	-	0.77
2017	2,188	29.70	64,997	0.36	-	32.24
2016	2,358	22.46	52,979	0.35	-	4.42
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2020	4,292	45.46	195,092	0.79	-	23.70
2019	4,397	36.75	161,595	1.18	-	36.11
2018	5,003	27.00	135,088	1.26	-	(6.86)
2017	5,435	28.99	157,561	1.34	-	27.32
2016	5,445	22.77	123,961	1.65	-	7.91
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2020	1,635	45.02	73,592	0.77	-	24.64
2019	1,695	36.12	61,243	1.08	-	29.09
2018	1,676	27.98	46,874	0.81	-	(4.67)
2017	1,810	29.35	53,115	0.75	-	19.70
2016	1,760	24.52	43,150	1.22	-	10.05
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2020	3,452	27.58	95,206	0.64	-	19.86
2019	3,400	23.01	78,224	-	-	21.81
2018	3,381	18.89	63,876	-	-	(19.07)
2017	3,877	23.34	90,505	-	-	24.68
2016	3,903	18.72	73,073	-	-	17.07
Calvert VP EAFE International Index Portfolio - Class F:
2020	7,070	22.84	161,499	3.36	-	7.53
2019	7,397	21.24	157,095	2.42	-	21.03
2018	9,022	17.55	158,357	3.69	-	(13.80)
2017	7,133	20.36	145,236	3.39	-	24.45
2016	4,402	16.36	72,015	3.05	-	0.25

20

COUNTRY Investors Variable Life Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)
Calvert VP Russell 2000 Small Cap Index Portfolio:
2020	5,426	$37.68	$204,431	1.10%	-%	19.66%
2019	5,430	31.49	170,989	0.91	-	25.06
2018	5,001	25.18	125,918	1.05	-	(11.21)
2017	5,552	28.36	157,491	0.77	-	14.35
2016	6,128	24.80	151,981	0.56	-	20.92
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F:
2020	233	40.15	9,342	0.87	-	19.42
2019	201	33.62	6,745	0.98	-	24.80
2018	118	26.94	3,186	1.19	-	(11.44)
2017	137	30.42	4,161	0.75	-	14.06
2016	179	26.67	4,774	0.32	-	20.62
Calvert VP S&P MidCap 400 Index Portfolio:
2020	3,561	45.38	161,619	1.26	-	13.31
2019	3,514	40.05	140,749	1.18	-	25.82
2018	3,466	31.83	110,324	1.05	-	(11.34)
2017	4,637	35.90	166,451	0.71	-	15.92
2016	4,888	30.97	151,393	0.45	-	20.27
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2020	102	20.86	2,127	0.51	-	13.12
2019	98	18.44	1,816	0.58	-	25.44
2018	10	14.70	141	1.25	-	(11.61)
2017	9	16.63	151	1.14	-	11.84
2016	-	-	-	-	-	-
DWS Global Small Cap VIP - Class A:
2020	215	36.90	7,932	0.80	-	17.37
2019	228	31.44	7,159	-	-	21.25
2018	309	25.93	8,012	0.28	-	(20.48)
2017	288	32.61	9,393	-	-	20.02
2016	2,597	27.17	70,556	0.36	-	1.57
Federated Hermes Government Money Fund II - Service Shares:
2020	11,514	10.34	119,112	0.03	-	0.19
2019	1,021	10.32	10,544	1.62	-	1.57
2018	967	10.16	9,823	1.17	-	1.30
2017	2,069	10.03	20,756	0.32	-	0.30
2016	1,907	10.00	19,070	-	-	-
Federated Hermes Managed Volatility Fund II - Primary Shares:
2020	4,255	18.76	79,817	2.72	-	0.97
2019	4,116	18.58	76,498	2.29	-	20.18
2018	5,503	15.46	85,071	2.20	-	(8.47)
2017	3,911	16.89	66,046	3.51	-	18.11
2016	3,812	14.30	54,496	6.24	-	7.68
Federated Hermes Quality Bond Fund II - Primary Shares:
2020	28,439	14.38	409,071	2.90	-	8.12
2019	35,015	13.30	465,846	3.09	-	9.38
2018	42,159	12.16	512,490	3.05	-	(0.57)
2017	43,855	12.23	536,289	3.25	-	4.09
2016	45,195	11.75	531,234	3.47	-	3.80

21

COUNTRY Investors Variable Life Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2020	15,874	$56.08	$890,303	0.25%	-%	30.57%
2019	16,971	42.95	728,981	0.43	-	31.55
2018	19,677	32.65	642,372	0.58	-	(6.37)
2017	36,150	34.87	1,260,492	0.98	-	21.88
2016	39,012	28.61	1,116,132	0.80	-	8.00
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2020	578	55.95	32,337	0.07	-	30.24
2019	583	42.96	25,043	0.21	-	31.26
2018	782	32.73	25,589	0.26	-	(6.65)
2017	8,890	35.06	311,635	0.77	-	21.61
2016	9,331	28.83	269,022	0.63	-	7.74
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2020	1,961	37.85	74,247	2.13	-	7.83
2019	2,000	35.10	70,184	3.57	-	30.05
2018	2,009	26.99	54,232	0.37	-	(8.97)
2017	2,409	29.65	71,442	1.28	-	16.87
2016	2,450	25.37	62,136	1.64	-	16.11
Fidelity® VIP Growth Portfolio - Initial Class:
2020	4,257	58.27	248,051	0.07	-	43.88
2019	4,568	40.50	184,990	0.26	-	34.33
2018	4,571	30.15	137,827	0.24	-	(0.17)
2017	5,084	30.20	153,537	0.22	-	35.12
2016	5,189	22.35	115,973	0.04	-	0.81
Fidelity® VIP Growth Portfolio - Service Class 2:
2020	572	62.84	35,939	0.04	-	43.57
2019	564	43.77	24,670	0.05	-	33.98
2018	505	32.67	16,501	0.04	-	(0.43)
2017	511	32.81	16,768	0.08	-	34.80
2016	515	24.34	12,536	-	-	0.54
Fidelity® VIP High Income Portfolio - Service Class 2:
2020	147	27.40	4,019	5.92	-	2.43
2019	81	26.75	2,168	4.62	-	14.76
2018	303	23.31	7,060	6.00	-	(3.64)
2017	251	24.19	6,070	1.99	-	6.94
2016	1,777	22.62	40,212	6.04	-	14.13
Fidelity® VIP Index 500 Portfolio - Initial Class:
2020	23,638	45.41	1,073,400	1.71	-	18.22
2019	29,084	38.41	1,117,000	1.97	-	31.36
2018	30,196	29.24	882,930	1.91	-	(4.48)
2017	30,091	30.61	921,207	1.76	-	21.71
2016	34,371	25.15	864,522	1.40	-	11.83
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2020	6,783	51.17	347,055	1.47	-	17.96
2019	6,209	43.38	269,332	1.78	-	31.02
2018	6,636	33.11	219,733	1.63	-	(4.72)
2017	6,042	34.75	209,977	1.56	-	21.38
2016	6,071	28.63	173,803	1.19	-	11.57

22

COUNTRY Investors Variable Life Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class:
2020	51,146	$14.84	$758,982	2.30%	-%	9.36%
2019	55,113	13.57	747,615	2.74	-	9.70
2018	59,451	12.37	735,380	2.45	-	(0.56)
2017	62,181	12.44	773,254	2.61	-	4.27
2016	49,317	11.93	588,469	2.26	-	4.74
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2020	14,364	48.37	694,720	0.41	-	17.89
2019	15,109	41.03	619,982	0.72	-	23.14
2018	13,698	33.32	456,344	0.43	-	(14.76)
2017	11,035	39.09	431,332	0.59	-	20.54
2016	6,506	32.43	210,972	0.32	-	11.94
Fidelity® VIP Overseas Portfolio - Initial Class:
2020	10,474	28.26	295,957	0.40	-	15.63
2019	16,189	24.44	395,659	2.87	-	27.76
2018	5,162	19.13	98,742	1.61	-	(14.79)
2017	5,201	22.45	116,767	1.47	-	30.30
2016	5,252	17.23	90,514	1.31	-	(5.07)
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2020	1,300	38.87	50,531	2.06	-	(6.79)
2019	1,101	41.70	45,915	1.46	-	22.97
2018	1,301	33.91	44,137	2.95	-	(6.46)
2017	986	36.25	35,733	1.64	-	3.75
2016	1,103	34.94	38,546	1.36	-	5.46
Franklin Global Real Estate VIP Fund - Class 2:
2020	12,026	18.55	223,127	3.25	-	(5.41)
2019	12,444	19.61	244,019	2.66	-	22.41
2018	13,187	16.02	211,312	2.44	-	(6.81)
2017	11,193	17.19	192,394	3.05	-	10.48
2016	10,604	15.56	164,987	1.22	-	0.52
Franklin Mutual Shares VIP Fund - Class 2:
2020	4,430	26.28	116,439	2.88	-	(5.06)
2019	4,328	27.68	119,787	1.86	-	22.59
2018	4,258	22.58	96,147	2.43	-	(9.06)
2017	4,175	24.83	103,681	2.28	-	8.33
2016	4,148	22.92	95,069	2.06	-	16.05
Franklin Small Cap Value VIP Fund - Class 2:
2020	7,566	39.56	299,311	1.47	-	5.18
2019	7,822	37.61	294,168	1.04	-	26.34
2018	8,146	29.77	242,479	0.91	-	(12.85)
2017	8,746	34.16	298,799	0.58	-	10.62
2016	11,960	30.88	369,265	0.72	-	30.19
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2020	2,480	54.42	134,956	-	-	55.09
2019	2,735	35.09	95,969	-	-	31.42
2018	2,794	26.70	74,581	-	-	(5.35)
2017	2,753	28.21	77,675	-	-	21.39
2016	2,711	23.24	63,005	-	-	4.17

23

COUNTRY Investors Variable Life Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)
Franklin U.S. Government Securities VIP Fund - Class 2:
2020	2,224	$16.50	$36,710	3.58%	-%	3.77%
2019	2,312	15.90	36,743	2.82	-	5.23
2018	2,871	15.11	43,367	2.55	-	0.40
2017	3,181	15.05	47,892	2.67	-	1.28
2016	3,302	14.86	49,051	2.49	-	0.68
Templeton Growth VIP Fund - Class 2:
2020	2,466	21.83	53,819	2.95	-	5.82
2019	2,529	20.63	52,168	2.74	-	15.12
2018	2,450	17.92	43,887	1.99	-	(14.83)
2017	2,294	21.04	48,266	1.58	-	18.47
2016	2,506	17.76	44,489	2.08	-	9.63
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2020	4,963	41.98	208,338	1.44	-	0.36
2019	4,877	41.83	204,003	1.62	-	26.76
2018	5,008	33.00	165,240	0.96	-	(11.84)
2017	4,977	37.43	186,260	0.80	-	13.77
2016	5,278	32.90	173,640	0.85	-	14.71
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2020	4,811	43.12	207,465	0.91	-	13.68
2019	4,466	37.93	169,405	0.41	-	24.56
2018	4,942	30.45	150,471	0.39	-	(11.92)
2017	5,877	34.57	203,184	0.36	-	15.23
2016	8,149	30.00	244,493	0.49	-	20.19
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2:
2020	1,089	47.86	52,129	0.47	-	13.33
2019	581	42.23	24,555	0.18	-	24.24
2018	695	33.99	23,626	0.08	-	(12.17)
2017	1,097	38.70	42,466	0.15	-	14.90
2016	2,063	33.68	69,484	0.15	-	19.90
T. Rowe Price Equity Income Portfolio:
2020	30,460	31.63	963,412	2.34	-	1.18
2019	33,567	31.26	1,049,269	2.33	-	26.41
2018	33,743	24.73	834,486	1.98	-	(9.51)
2017	39,229	27.33	1,071,995	1.75	-	16.05
2016	41,615	23.55	980,181	2.33	-	19.18
T. Rowe Price Moderate Allocation Portfolio:
2020	5,400	34.19	184,621	1.39	-	14.54
2019	5,697	29.85	170,060	1.97	-	19.78
2018	5,948	24.92	148,194	1.78	-	(5.07)
2017	6,807	26.25	178,684	1.53	-	17.40
2016	7,362	22.36	164,591	1.67	-	6.48
T. Rowe Price New America Growth Portfolio:
2020	10,946	74.92	820,072	-	-	44.38
2019	16,006	51.89	830,565	0.40	-	34.92
2018	17,671	38.46	679,617	0.31	-	1.16
2017	2,736	38.02	104,023	0.10	-	34.44
2016	3,306	28.28	93,506	0.04	-	1.29

24

COUNTRY Investors Variable Life Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)
T. Rowe Price International Stock Portfolio:
2020	18,060	$28.95	$522,802	0.46%	-%	14.47%
2019	26,681	25.29	674,852	2.24	-	27.73
2018	31,723	19.80	627,998	1.44	-	(14.17)
2017	29,409	23.07	678,564	1.10	-	27.88
2016	31,323	18.04	565,140	1.09	-	2.09

25

COUNTRY Investors Variable Life Account

Notes to Financial Statements (continued)

(A)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(B)	These ratios represent the annualized policy expenses of the separate account for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(C)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.

26

C o m b i n e d   S t a t u t o r y - B a s i s    F i n a n c i a l    S t a t e m e n t s

a n d    S u p p l e m e n t a r y    I n f o r m a t i o n

COUNTRY Life/Health Group

Years Ended December 31, 2020 and 2019

With Reports of Independent Auditors

COUNTRY Life/Health Group

Combined Statutory-Basis Financial Statements and Supplementary Information

Years Ended December 31, 2020 and 2019

EY Chicago 155 North Wacker Drive Suite 2000 Chicago, IL 60606	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Auditors

The Board of Directors

COUNTRY Life/Health Group

We have audited the accompanying combined statutory-basis financial statements of COUNTRY Life/Health Group (the Company), which comprise the combined balance sheets as of December 31, 2020 and 2019, and the related combined statements of operations, changes in capital and surplus, and cash flow for the years then ended, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

A member firm of Ernst & Young Global Limited

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the combined statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the combined statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2020 and 2019, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory-Basis of Accounting

In our opinion, the combined statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2020 and 2019, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 2.

 /s/ Ernst & Young LLP

April 23, 2021

A member firm of Ernst & Young Global Limited

COUNTRY Life/Health Group

Combined Balance Sheets – Statutory-Basis

	December 31
	2020	2019

	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$7,051,143	$8,054,492
Preferred stocks	14,077	9,495
Common stocks	384,986	381,445
Mortgage loans	337,168	306,064
Policy loans	390,469	391,036
Cash and cash equivalents	87,770	76,832
Real estate	37,773	34,337
Other invested assets	312,569	266,379
Securities lending reinvested collateral	107,520	228,560
Total cash and invested assets	8,723,475	9,748,640

Premiums deferred and uncollected	125,636	125,577
Accrued investment income	69,725	81,419
Due from affiliates	391	3,030
Federal income taxes recoverable, including net deferred tax assets (2020 – $34,440;2019 – $35,157)	48,226	56,901
Reinsurance balances recoverable	12,443	5,287
Other assets	4,860	9,097
Separate accounts	51,335	51,002
Total admitted assets	$9,036,091	$10,080,953

COUNTRY Life/Health Group

Combined Balance Sheets – Statutory-Basis

	December 31
	2020	2019

	(In Thousands)
Liabilities and capital and surplus
Policy reserves	$6,410,347	$7,673,592
Liability for deposit-type contracts	724,077	523,854
Policy and contract claims	41,241	29,887
Dividends payable to policyholders	57,715	56,133
Commissions and expenses due or accrued	7,150	8,078
Federal income taxes payable	46	2,194
Unearned investment income	9,035	9,872
Asset valuation reserve	172,155	159,464
Payable to reinsurers	11,422	8,061
Interest maintenance reserve	1,134	615
Due to affiliates	1,867	3,017
Payable for securities	10,000	–
Borrowed money	40,515	23,036
Other liabilities	32,624	30,892
Securities lending collateral held	107,544	228,414
Separate accounts	51,335	51,002
Total liabilities	7,678,207	8,808,111

Capital and surplus:
Common stock – par value $25 per share – 179,980 shares authorized, issued, and outstanding	4,500	4,500
Gross paid-in and contributed surplus	22,703	22,703
Unassigned surplus	1,330,805	1,245,763
Treasury stock	(124)	(124)
Total capital and surplus	1,357,884	1,272,842
Total liabilities and capital and surplus	$9,036,091	$10,080,953

See accompanying notes.

COUNTRY Life/Health Group

Combined Statements of Operations – Statutory-Basis

	Year Ended December 31
	2020	2019

	(In Thousands)
Premium and annuity considerations	$(860,562)	$638,851
Supplemental contract considerations	9,350	11,807
Net investment income	415,721	438,526
Amortization of interest maintenance reserve	(607)	206
Commission and expense allowance on reinsurance ceded	(82,139)	10,365
Other expense	(673)	(319)
Total income	(518,910)	1,099,436

Death benefits	189,738	165,320
Annuity benefits including surrenders	199,637	244,373
Disability benefits and benefits under accident and health contracts	119,389	127,806
Other policy and contract benefits	26,282	26,453
Changes in policy reserves	(1,265,146)	211,916
Total benefits	(730,100)	775,868

Commission expenses	35,642	38,152
General insurance expenses	132,404	132,569
Insurance, taxes, licenses and fees	16,619	12,705
Total operating expenses	184,665	183,426

Miscellaneous income (expense)	114,555	(9,890)

Net operating income	141,080	130,252
Dividends to policyholders	56,204	54,659
Net income before federal income taxes and net realized capital gains	84,876	75,593
Federal income tax (benefit) expense	(10,827)	17,077
Net income before net realized capital gains	95,703	58,516
Net realized capital gains (losses)	27,467	(14,584)
Net income	$123,170	$43,932

See accompanying notes.

COUNTRY Life/Health Group

Combined Statements of Changes in Capital and Surplus – Statutory-Basis

	Year Ended December 31
	2020	2019

	(In Thousands)
Capital and surplus, beginning of year	$1,272,842	$1,207,561
Net income	123,170	43,932
Change in net unrealized gains and losses	26,946	86,230
Change in nonadmitted assets	(27,908)	5,089
Change in net deferred income tax assets	(1,441)	10,071
Change in asset valuation reserve	(12,691)	(32,879)
Dividends to stockholders	(19,424)	(18,858)
Change in liability for OPEB benefits	273	(208)
Correction of error related to statutory reserves and terminated policies (Note 2)	–	(23,922)
Correction of error related to statutory reserves assumed from affiliate (Note 2)	(3,883)	(4,174)
Net increase	85,042	65,281
Capital and surplus, end of year	$1,357,884	$1,272,842

See accompanying notes.

COUNTRY Life/Health Group

Combined Statements of Cash Flow – Statutory-Basis

	Year Ended December 31
	2020	2019

	(In Thousands)
Operating activities
Premiums collected, net of reinsurance	$(858,307)	$642,700
Net investment income	442,298	452,378
Other (losses) income	(81,207)	11,613
Benefits and loss-related payments	(536,724)	(566,733)
Commissions and expenses paid	(180,911)	(183,016)
Dividends paid to policyholders	(54,622)	(53,031)
Federal income taxes paid	(13,158)	(31,389)
Net cash (used in) provided by operating activities	(1,282,631)	272,522

Investing activities
Proceeds from investments sold, matured, or repaid:
Bonds	1,635,102	810,510
Stocks	239,313	132,642
Mortgage loans	29,920	21,891
Real estate	–	8,711
Other invested assets	40,858	36,879
Net (losses) gains on cash and short-term investments	(83)	12
Miscellaneous proceeds	131,032	6
Total investment proceeds	2,076,142	1,010,651

Purchases of investments:
Bonds	(540,492)	(1,089,232)
Stocks	(192,185)	(16,135)
Mortgage loans	(61,018)	(23,899)
Real estate	(4,792)	(2,312)
Other invested assets	(71,856)	(135,447)
Miscellaneous applications	–	(555)
Total investments purchased	(870,343)	(1,267,580)
Decrease (increase) in policy loans	567	(4,225)
Net cash provided by (used in) in investing activities	1,206,366	(261,154)

Financing and miscellaneous activities
Borrowed funds received (paid)	17,471	(28,065)
Net deposits (withdrawals) on deposit-type contract funds	200,222	(12,036)
Dividends to stockholder	(19,423)	(18,858)
Other cash (used in) provided by financing and miscellaneous activities	(111,067)	55,213
Net cash provided by (used in) financing and miscellaneous activities	87,203	(3,746)

Increase in cash and cash equivalents	10,938	7,622
Cash and cash equivalents, beginning of year	76,832	69,210
Cash and cash equivalents, end of year	$87,770	$76,832

Supplemental disclosures of cash flow information for non-cash transactions:
Bond non-cash transactions - exchanges	$63,453	$42,632
Bond non-cash transactions - in-kind transfer	603,809	-
Bond non-cash transactions - preferred stocks	-	68,727
Common Stock non-cash transactions - exchanges	242	-
Common Stock non-cash transactions - spinoffs	113	489
Common Stock non-cash transactions - merger	-	3,387
Common Stock non-cash transactions - mutual fund exchanges	-	5,990
Common Stock non-cash transactions - other invested assets	-	413

See accompanying notes.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements

December 31, 2020

1. Nature of Operations

COUNTRY Life/Health Group (the Company) includes the accounts of COUNTRY Life Insurance Company (COUNTRY Life) and its’ wholly owned subsidiary COUNTRY Investors Life Assurance Company (COUNTRY Investors), both of which are domiciled in the state of Illinois.

COUNTRY Life is a wholly owned subsidiary of the Illinois Agricultural Holding Co. (IAHC), which, in turn, is a subsidiary of the Illinois Agricultural Association (IAA). COUNTRY Life has several wholly owned subsidiaries: COUNTRY Investors which writes principally universal life and fixed annuity products; COUNTRY Trust Bank, a federally chartered savings bank; and COUNTRY Capital Management Company, a broker-dealer.

The Company’s primary business is the sale of life insurance, accident and health, and annuity products through more than 2,003 financial representatives. Life insurance premiums represent approximately 72%, accident and health premiums approximately 19%, and annuity premiums approximately 8% of total premium income. Although the Company is licensed in 44 states, approximately 58% of premium income is written in Illinois.

Although the effects of the COVID-19 pandemic appear to be diminishing in time since its start in early 2020, the volatile economic conditions stemming from the pandemic, as well as reactions to future pandemics or new strains or resurgences of COVID-19, could adversely affect the Company’s business and financial condition. Further, COVID-19 may also affect the Company’s operating and financial results in a manner that is presently not known or that the Company currently does not consider to present significant risks to the Company’s operations.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies

Use of Estimates

The preparation of combined financial statements requires management to make estimates and assumptions that affect amounts reported in the combined statutory-basis financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Principles of Combination

The accompanying combined financial statements include the accounts of COUNTRY Life and COUNTRY Investors and have been prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance (the Department). These practices are consistent with those prescribed or permitted under the National Association of Insurance Commissioners (NAIC) accounting practices and procedures manual. All significant intercompany transactions and balances have been eliminated in preparation of the combined financial statements. These eliminations include, but are not limited to, the carrying values of COUNTRY Investors and the capital and surplus accounts from the balance sheets as well as unrealized capital gains and losses due to equity investments in combined subsidiaries.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Basis of Presentation

The accompanying combined statutory-basis financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department. Such practices vary from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are as follows:

Investments

Investments in bonds and redeemable preferred stocks are reported at either amortized cost or fair value based on their NAIC rating; for GAAP, such investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity investments would be reported at either amortized cost or fair value. If the fair value option were selected for held-to-maturity investments, the unrealized holding gains and losses would be reported in earnings. The remaining investments would be reported at fair value, with unrealized holding gains and losses reported in income for those designated as trading and in stockholder’s equity for those designated as available-for-sale. Other-than-temporary impairment (OTTI) losses are reported in operations; for GAAP, OTTI losses attributed to a deterioration of credit are reported in operations, while OTTI losses related to all other factors are reported as a component of stockholder’s equity.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral, less estimated costs to obtain and sell, and the recorded investment in the mortgage loans. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective-interest rate or, if foreclosure is probable, on the estimated fair value of the collateral. The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus rather than being included as a component of earnings, as would be required under GAAP.

Real estate owned by the Company is primarily occupied by employees of affiliates who provide services to the Company. This real estate is included in investments rather than reported as an operating asset.

Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed-income investments, principally bonds, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying combined statutory-basis balance sheets. Realized capital gains and losses from sales of assets are reported in operations, net of federal income taxes, and amounts transferred to the IMR. Realized capital losses from declines in values deemed other than temporary are reported in operations, net of federal income taxes. Under GAAP, realized capital gains and losses would be reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold, and valuation allowances would be provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines would be charged to earnings.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC formula, with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

Investment in Subsidiaries

The accounts and operations of COUNTRY Trust Bank and COUNTRY Capital Management Company are not consolidated with the accounts and operations of the Company, as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as nonadmitted, principally certain deferred tax assets, disallowed IMR, and prepaid expenses, are excluded from the accompanying combined statutory-basis balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets to the extent that those assets are not impaired.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Policy Reserves

Policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances, as would be required under GAAP.

At December 31, 2020 and 2019, the Company recorded a premium deficiency reserve of $38,702,000 and $30,000,000, respectively. The Company considers anticipated investment income when calculating the premium deficiency reserve.

Universal Life and Annuity Policies

Revenues for universal life and annuity policies with mortality or morbidity risk, except for group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid (or surrender benefits paid, less surrender charges) and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk, including supplementary contracts without life contingencies and for group annuity contracts, are recorded using deposit accounting and are credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue, and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Reinsurance

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets, as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs, as required under GAAP.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Deferred Income Taxes

Admitted deferred tax assets (DTAs) are calculated as the sum of (1) the amount of federal capital income taxes paid in prior years that can be recovered through capital loss carrybacks for existing temporary differences in a time frame consistent with the Internal Revenue Service (IRS) capital loss carryback provisions, not to exceed three years, that reverse by the end of the subsequent calendar year; (2) the remaining amount of DTAs expected to be realized within three years not to exceed 15% of the current period adjusted statutory surplus; and (3) the amount of remaining gross DTAs that can be offset against existing gross deferred tax liabilities (DTLs). The remaining DTAs are nonadmitted. Deferred taxes do not include amounts for state taxes. The change in net deferred taxes is included directly in unassigned surplus. Under GAAP, state taxes are included in the computation of deferred taxes, a DTA is recorded for the amount of gross DTAs expected to be realized in future years, and the change in net deferred taxes is included in earnings.

Statements of Cash Flow

Cash, cash equivalents, and short-term investments in the combined statutory-basis statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less. If, in the aggregate, the Company has a net negative cash balance, it is recorded as a negative net asset rather than a liability.

Policyholder Dividends

Policyholders’ dividends are recognized when declared by the Board of Directors rather than over the term of the related policies.

The effects of the foregoing variances from GAAP on the accompanying combined statutory-basis financial statements have not been determined but are presumed to be material.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Other significant accounting practices are as follows:

Investments

Investments are stated at values prescribed by the NAIC as follows:

•	Bonds not backed by other loans are stated at amortized cost, while all other bonds (NAIC designation 6) are stated at the lower of amortized cost or fair value.

•	Loan-backed securities that are designated highest quality and high quality (NAIC designations 1 and 2, respectively) are stated at amortized cost, while all other securities (NAIC designation 6) are stated at the lower of amortized cost or fair value using the interest method, including anticipated prepayments. The retrospective adjustment method is used to value structured securities except for structured securities with an OTTI, which are valued using the prospective method.

•	Investments in perpetual preferred stocks are stated at the lower of cost or fair value.

•	The Company’s noninsurance subsidiaries that have significant ongoing operations other than for the Company and its affiliates are reported at the Company’s interest in the affiliates’ audited GAAP equity. The net changes in the subsidiaries’ equity are included in the change in net unrealized gains or losses in the accompanying combined statutory-basis statements of changes in capital and surplus.

•	Common stocks, other than investments in subsidiaries and controlled and affiliated companies, are stated at fair value. Unrealized gains and losses on common stocks are reported directly in unassigned surplus and do not affect operations.

•	Mortgage loans on real estate are stated at the aggregate carrying value, less accrued interest.

•	Policy loans are stated at unpaid balances.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

•	Land is reported at cost. Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. A portion of non-home office real estate is nonadmitted due to statutory requirements that a current appraisal has to be on file that is not older than five years from the current accounting period.

•	The Company has ownership interests in joint ventures that are included in other invested assets. The Company carries these interests based on its interest in the underlying audited GAAP equity.

•	The Company has a loan with an affiliate that it states at carrying value. See Note 8.

Realized gains and losses are determined using the specific-identification basis.

Investment Income

Interest on bonds and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Interest on restructured mortgage loans is recorded as income when earned based on the new contractual rate. Interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on ex-dividend dates.

Premiums

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Benefits

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by law.

Liabilities related to policyholder funds left on deposit with the Company generally are equal to fund balances, less applicable surrender charges.

The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Tabular interest, tabular reserves less actual reserves released, and tabular cost have been determined by formula. The tabular interest on funds not involving life contingencies is determined from basic policy information.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Annuity Reserves

The withdrawal characteristics of annuity reserves and deposit fund liabilities, including separate account liabilities, at December 31, 2020, are as follows:

			Separate	Separate
			Account	Account
		General	With	Non-
		Account	Guarantees	guaranteed	Total	%

INDIVIDUAL ANNUITIES:			(In Thousands)
(1)	Subject to discretionary Withdrawal:
a.	with market value adjustment	$–	$–	$–	$–	–%
b.	at book value less current surrender charge of 5% or more	242,974	–	–	242,974	7.4
c.	at fair value	–	–	–	–	–
d.	Total with market value adjustment or at fair value:	242,974	–	–	242,974	7.4
e.	at book value without adjustment (minimal or no charge or adjustment)	2,649,278	–	39,962	2,689,240	82.2
(2)	Not Subject to discretionary withdrawal	338,049	–	54	338,103	10
(3)	Total (gross)	3,230,301	–	40,015	3,270,317	100.0%
(4)	Reinsurance Ceded	3,002,236	–	–	3,002,236
(5)	Total (net)	$228,066	$228,066	$228,066	$228,066
(6)	Amount included in (1)b above that will move to (1)e in the year after the statement date	$99,127	$–	$–	$99,127

GROUP ANNUITIES:
(1)	Subject to discretionary Withdrawal:
a.	with market value adjustment	$6,634	$–	$–	$6,634	5.9%
b.	at book value less current surrender charge of 5% or more	–	–	–	–	–
c.	at fair value	–	–	–	–	–
d.	Total with market value adjustment or at fair vaue	6,634	–	–	6,634	5.9
e.	at book value without adjustment (minimal or no charge or adjustment)	–	–	–	–	–
(2)	Not Subject to discretionary withdrawal	103,794	–	1,298	105,092	94.1
(3)	Total (gross)	110,428	–	1,298	111,727	100.0%
(4)	Reinsurance Ceded	–	–	–	–
(5)	Total (net)	$110,428	$–	$1,298	$111,727
(6)	Amount included in (1)b above that will move to (1)e in the year after the statement date	$–	$–	$–	$–

DEPOSIT-TYPE CONTRACTS (no life contingencies):
(1)	Subject to discretionary Withdrawal:
a.	with market value adjustment	$–	$–	$–	$–	–%
b.	at book value less current surrender charge of 5% or more	–	–	–	–	–
c.	at fair value	–	–	–	–	–
d.	Total with market value adjustment or at fair vaue	–	–	–	–	–
e.	at book value without adjustment (minimal or no charge or adjustment)	538,070	–	–	538,070	68.0
(2)	Not Subject to discretionary withdrawal	253,344	–	–	253,344	32.0
(3)	Total (gross)	791,414	–	–	791,414	100.0%
(4)	Reinsurance Ceded	67,338	–	–	67,338
(5)	Total (net)	$724,077	$–	$–	$724,077
(6)	Amount included in (1)b above that will move to (1)e in the year after the statement date	$–	$–	$–	$–

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Annuity Reserves

The withdrawal characteristics of annuity reserves and deposit fund liabilities, including separate account liabilities, at December 31, 2020, are as follows:

Total
(In Thousands)
Life & Accident & Health Annual Statement
Exhibit 5, Section B Total (Net)	$194,913
Exhibit 5, Section C Total (Net)	143,581
Exhibit 7, Column 1, Line 14	724,077
Subtotal	1,062,570

Separate Accounts Annual Statement
Exhibit 3, Column 2, Line 0299999	41,260
Exhibit 3, Column 2, Line 0399999	54
Policyholder dividend & coupon accumulations	–
Policyholder premiums	–
Guaranteed interest contracts	–
Other contract deposit funds	–
Subtotal	41,314

Combined Total	$1,103,884

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Life Reserves

The withdrawal characteristics of life reserves at December 31, 2020, are as follows:

	Account Value	Cash Value	Reserve
		(In Thousands)
A. General Account
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$–	$49,756	$149,570
b. Universal Life	526,641	525,810	526,510
c. Universal Life with Secondary Guarantees	310,091	273,228	591,668
d. Indexed Universal Life	–	–	–
e. Indexed Universal Life with Secondary Guarantees	–	–	–
f. Indexed Life	–	–	–
g. Other Permanent Cash Value Life Insurance	–	4,111,240	4,396,822
h. Variable Life	–	–	–
i. Variable Universal Life	894	870	865
j. Miscellaneous Reserves	–	–	–
Subtotal	837,626	4,960,904	5,665,435

(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	x	x	645,827
b. Accidental Death Benefits	x	x	593
c. Disability - Active Lives	x	x	4,148
d. Disability - Disabled Lives	x	x	7,882
e. Miscellaneous Reserves	x	x	74,084
Subtotal	–	–	732,534
(3) Total (gross: direct + assumed)	837,626	4,960,904	6,397,969
(4) Reinsurance Ceded	392,152	373,337	856,460
(5) Total (net) (3) - (4)	$445,474	$4,587,567	$5,541,509

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Life Reserves

The withdrawal characteristics of life reserves at December 31, 2020, are as follows:

	Account Value	Cash Value	Reserve
(In Thousands)
B. Separate Account with Guarantees
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$–	$–	$–
b. Universal Life	–	–	–
c. Universal Life with Secondary Guarantees	–	–	–
d. Indexed Universal Life	–	–	–
e. Indexed Universal Life with Secondary Guarantees	–	–	–
f. Indexed Life	–	–	–
g. Other Permanent Cash Value Life Insurance	–	–	–
h. Variable Life	–	–	–
i. Variable Universal Life	–	–	–
j. Miscellaneous Reserves	–	–	–
Subtotal	–	–	–

(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	x	x	–
b. Accidental Death Benefits	x	x	–
c. Disability - Active Lives	x	x	–
d. Disability - Disabled Lives	x	x	–
e. Miscellaneous Reserves	x	x	–
Subtotal	–	–	–
(3) Total (gross: direct + assumed)	–	–	–
(4) Reinsurance Ceded	–	–	–
(5) Total (net) (3) - (4)	$–	$–	$–

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Life Reserves

The withdrawal characteristics of life reserves at December 31, 2020, are as follows:

	Account Value	Cash Value	Reserve
(In Thousands)
C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$–	$–	$–
b. Universal Life	–	–	–
c. Universal Life with Secondary Guarantees	–	–	–
d. Indexed Universal Life	–	–	–
e. Indexed Universal Life with Secondary Guarantees	–	–	–
f. Indexed Life	–	–	–
g. Other Permanent Cash Value Life Insurance	–	–	–
h. Variable Life	–	–	–
i. Variable Universal Life	9,998	9,998	9,998
j. Miscellaneous Reserves	–	–	–
Subtotal	9,998	9,998	9,998
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	x	x	–
b. Accidental Death Benefits	x	x	–
c. Disability - Active Lives	x	x	–
d. Disability - Disabled Lives	x	x	–
e. Miscellaneous Reserves	x	x	–
Subtotal	–	–	–
(3) Total (gross: direct + assumed)	9,998	9,998	9,998
(4) Reinsurance Ceded	–	–	–
(5) Total (net) (3) - (4)	$9,998	$9,998	$9,998

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Life Reserves

The withdrawal characteristics of life reserves at December 31, 2020, are as follows:

(In Thousands)
D. Amount
Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$5,464,891
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	593
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	4,118
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	7,555
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	64,352
(6) Subtotal	5,541,509

Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2	9,998
(8) Exhibit 3, Line 0499999, Column 2	–
(9) Exhibit 3, Line 0599999, Column 2	–
(10) Subtotal (Lines (7) through (9))	9,998
(11) Combined Total ((6) and (10))	$5,551,507

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Policy and Contract Claims

Unpaid policy and contract claims on accident and health policies represent management’s best estimate of the ultimate net cost of all reported and unreported claims incurred but not paid through December 31. The Company discounts its policy and contract claim reserves for long-term disability insurance policies using disability tables and discount rates (generally 3.5% or 4.5%) approved by the Department. Reserves for unpaid policy and contract claims are estimated using individual-case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for unpaid claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Separate Accounts

Separate account assets and liabilities reported in the accompanying combined statutory-basis balance sheets represent funds that are separately administered, principally for the benefit of certain policyholders and contract-holders as well as retirement benefits of employees of affiliated companies and for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying combined statutory-basis financial statements.

As of December 31, 2020 and 2019, the Company’s separate account statement included legally insulated assets of $51,335,000 and $51,002,000, respectively. A certain variable annuity product contains a mortality guarantee backed by the general account. In accordance with the guarantee, if there is a deficiency in the invested funds underlying the separate account contract reserves, the general account will fund the deficiency. The separate account does not pay risk charges to the general account for guarantees. The general account of the Company received $65,000 and paid $183,000 toward separate account guarantees in 2020 and 2019, respectively.

Fair Value of Financial Instruments

The carrying value of the Company’s financial instruments approximates their fair value except for bonds, stocks, policy loans, and mortgage loans. The carrying value and the fair value of bonds, stocks, policy loans, and mortgage loans are disclosed in Note 3. The carrying value and fair value of annuities and deposit funds are disclosed in Note 2.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

Significant2. Accounting Policies (continued)

Error Correction

In 2020, the Company discovered errors in the guaranteed interest rate relating to Single Premium Deferred Annuity. The rate was lowered from 5.50% to 4.50% in 1993; however, this was not properly reflected in all contract summaries. In 2020, a liability for $1,982,000 was established for interest owed on terminated policies related to this error and $1,901,000 was recognized for additional reserves for in-force policies. Both amounts were adjusted through surplus.

In 2019, the Company discovered errors in statutory reserves pertaining to certain whole life policies that were not in compliance with the state-based Standard Non-Forfeiture Law relating to the interest rate utilized in calculating cash values. Errors were also discovered in statutory reserves pertaining to the mortality experience used in calculating x-factors for certain survivor universal life policies. The combined effect of these two errors was recorded as a direct decrease in surplus of $28,096,000 in 2019.

Principles Based Reserving

In June 2016, the National Association of Insurance Commissioners issued new guidance on principles-based reserving (PBR). The guidance provided for a three-year period, during which companies were able to continue using the current reserve methodologies. Under PBR, companies will hold the higher of a) the reserve using prescribed factors and b) the reserve which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses. The Company implemented PBR for all new life insurance contracts beginning January 1, 2020; as a result, the Combined Balance Sheet includes $26,718,000 of PBR reserves on the policy reserves line.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

3. Investments

The carrying value and fair value of investments in bonds are summarized as follows:

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

		(In Thousands)
At December 31, 2020
U.S. government and agencies	$39,479	$4,897	$(164)	$44,212
States and political subdivisions	1,155,321	211,943	(804)	1,366,460
Corporate securities	3,924,720	660,257	(7,512)	4,577,465
Commercial mortgage-backed securities	314,441	20,984	(426)	334,999
Residential mortgage-backed securities	587,337	52,426	(2,267)	637,496
SVO identified funds - ETFs	36,383	-	-	36,383
Other asset-backed securities	985,077	17,387	(6,149)	996,315
Bank Loans - Unaffiliated	8,385	-	(8)	8,377
Total bonds	$7,051,143	$967,894	$(17,330)	$8,001,707

At December 31, 2019
U.S. government and agencies	$40,209	$2,091	$58	$42,242
States and political subdivisions	1,631,571	174,892	820	1,805,643
Corporate securities	4,563,804	397,963	8,549	4,953,218
Commercial mortgage-backed securities	380,258	12,495	488	392,265
Residential mortgage-backed securities	647,008	35,480	2,702	679,786
SVO identified funds - ETFs	20,311			20,311
Other asset-backed securities	778,720	14,233	4,036	788,917
Total bonds	$8,061,881	$637,154	$16,653	$8,682,382

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

3. Investments (continued)

Fair values generally represent quoted market value prices for securities traded in the public marketplace or analytically determined values using bid or closing prices for securities not traded in the public marketplace.

The carrying value and fair value of investments in bonds at December 31, 2020, by contractual maturity, are shown in the following table. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying	Fair
	Value	Value

	(In Thousands)
Maturity:
In 2021	$100,844	$102,492
In 2022–2025	759,112	773,535
In 2026–2030	1,091,429	1,091,429
After 2030	3,168,135	4,020,681
Commercial mortgage-backed securities	314,441	334,999
Residential mortgage-backed securities	587,337	637,496
SVO identified funds - ETFs	36,383	36,383
Other asset-backed securities	985,077	996,315
Bank Loans - unaffiliated	8,385	8,377
Total bonds	$7,051,143	$8,001,707

Proceeds from sales of investments in bonds, including non-cash sales from reinsurance transactions in 2020, were $1,514,281,000 and $130,004,000 during 2020 and 2019, respectively. Gross gains of $110,363,000 and $1,440,000 and gross losses of $17,010,000 and $2,635,000 were realized on those sales in 2020 and 2019, respectively.

Bonds with a statement value of $11,583,000 and $11,571,000 at December 31, 2020 and 2019, respectively, were restricted and on deposit with government authorities and reinsurers as required by law or contract.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

3. Investments (continued)

The amortized cost, gross unrealized gains and losses, and fair value of investments in stocks are as follows:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

		(In Thousands)
At December 31, 2020
Preferred stocks - unaffiliated	$14,077	$1,915	$94	$15,898
Common stocks – unaffiliated	202,038	151,423	1,135	352,326
Common stocks – affiliated	23,277	9,383	-	32,660
Total stocks	$239,392	$162,721	$1,229	$400,884

At December 31, 2019
Preferred stocks – unaffiliated	$9,495	$1,464	$71	$10,888
Common stocks – unaffiliated	214,175	136,659	944	349,890
Common stocks – affiliated	23,278	8,277	–	31,555
Total stocks	$246,948	$146,400	$1,015	$392,333

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

3. Investments (continued)

The following tables illustrate fair values and gross unrealized losses, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position:

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

			(In Thousands)
December 31, 2020
Bonds:
U. S. government and agencies	$7,477	$164	$–	$–	$7,477	$164
States and political subdivisions	11,087	452	1,736	352	12,823	804
Corporate securities	96,108	4,064	45,887	3,448	141,995	7,512
Mortgage-backed securities:
Commercial	22,580	252	4,071	174	26,651	426
Residential	38,723	505	38,944	1,762	77,667	2,267
Other asset-backed securities	127,214	2,682	116,124	3,467	243,338	6,149
Bank loans-unaffiliated	8,377	8	–	–	8,377	8
Total bonds	311,566	8,127	206,762	9,203	518,328	17,330

Common stocks:
Unaffiliated	2,479	688	4,058	447	6,537	1,135
Preferred stocks:
Unaffiliated	–	–	1,938	94	1,938	94
Total stocks	2,479	688	5,996	541	8,475	1,229

Total bonds and stocks	$314,045	$8,815	$212,758	$9,744	$526,803	$18,559

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

3. Investments (continued)

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

			(In Thousands)
December 31, 2019
Bonds:
U. S. government and agencies	$–	$–	$6,515	$58	$6,515	$58
States and political subdivisions	56,261	451	2,375	369	58,636	820
Corporate securities	88,218	3,746	104,073	4,803	192,291	8,549
Mortgage-backed securities:
Commercial	8,842	140	30,997	348	39,839	488
Residential	76,957	1,146	72,651	1,556	149,608	2,702
Other asset-backed securities	24,483	263	129,272	3,773	153,755	4,036
Total bonds	254,761	5,746	345,883	10,907	600,644	16,653

Common stocks:
Unaffiliated	7,454	777	12,167	167	19,621	944
Preferred stocks:
Unaffiliated	–	–	1,961	71	1,961	71
Total stocks	7,454	777	14,128	238	21,582	1,015
Total bonds and stocks	$262,215	$6,523	$360,011	$11,145	$622,226	$17,668

The Company believes that all unrealized losses on individual securities are a result of normal price fluctuations due to market conditions and are not an indication of OTTI. Market conditions include interest rate fluctuations, credit quality, and supply and demand. This determination is made in conjunction with the impairment criteria prescribed by NAIC standards. The Company has the intent and ability to hold these investments until maturity (for bonds) or until the fair value recovers above cost or amortized cost (for bonds and common stocks).

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

3. Investments (continued)

For the years ended December 31, 2020 and 2019, realized capital losses included $1,043,000 and $45,694,000, respectively, related to bonds and stocks that have experienced other-than-temporary declines in value.

For the years ended December 31, 2020 and 2019, realized capital losses included $641,000 and $0, respectively, related to other invested assets that have experienced other-than-temporary declines in value.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

3. Investments (continued)

The Company owns 100% of COUNTRY Trust Bank and COUNTRY Capital Management Company. Summarized GAAP financial information for the noninsurance subsidiaries as of and for the years ended December 31 is as follows:

			COUNTRY Capital
	COUNTRY Trust Bank		Management Company
	2020	2019	2020	2019

		(In Thousands)
Total assets	$31,177	$30,007	$5,552	$5,324
Total stockholder’s equity	27,993	27,103	4,667	4,452
Total income	61,777	57,294	11,945	11,196
Total expenses	56,149	51,143	11,645	10,065
Net income	4,156	4,520	220	830

The carrying value of the Company’s investment in the common stock of its subsidiaries was $32,660,000 and $31,555,000 at December 31, 2020 and 2019, respectively. Included in the change in net unrealized gains and losses for the years ended December 31, 2020 and 2019, is an unrealized gain of $1,105,000 and $2,360,000 respectively, related to the change in carrying values of the Company’s investments in its subsidiaries.

During 2020 and 2019, the Company received dividends of $3,500,000 and $3,400,000, respectively, from COUNTRY Trust Bank.

The Company received preferred stock dividends of $0 and $1,652,000 from CC Services, Inc, an affiliate, during 2020 and 2019.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

3. Investments (continued)

The carrying value of policy loans was $390,469,000 and $391,036,000 at December 31, 2020 and 2019, respectively. The fair value of policy loans was $388,812,000 and $389,121,000 at December 31, 2020 and 2019, respectively. The carrying value of mortgage loans was $337,168,000 and $306,064,000 at December 31, 2020 and 2019, respectively. The fair value of mortgage loans was $364,948,000 and $319,551,000 at December 31, 2020 and 2019, respectively.

The Company invests in mortgage loans principally involving commercial real estate. The Company’s investments in mortgage loans generally consist of first-mortgage liens on completed income-producing properties. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 75% for 2020 and 2019. The maximum and minimum interest rates of mortgage loans were 7.10% and 3.25%, and 7.90% and 3.68%, respectively, for 2020 and 2019. At December 31, 2020, 16.0%, or $53,808,000, of the Company’s mortgage loans were collateralized by properties located in Illinois. At December 31, 2019, 17.0%, or $50,797,000, of the Company’s mortgage loans were collateralized by properties located in Illinois. The Company monitors the credit quality of its mortgage loans using the debt service coverage ratio, which measures the mortgagor’s ability to make the scheduled payments. Loans below 1.10 debt service coverage are maintained on a watch list. The loans above and below the prescribed debt service coverage ratio were $330,966,000 and $6,202,000, respectively, at December 31, 2020, and $299,007,000 and $7,057,000 at December 31, 2019.

As of December 31, 2020 and 2019, respectively, 100% of the Company’s mortgage loans held were current. There were no mortgage loans with interest past due. As of December 31, 2020 and 2019, respectively, the Company held six mortgage loans and four mortgage loans with carrying values of $41,464,000 and $25,618,000 in which the Company was a participant or co-lender in a mortgage loan agreement. During 2020 and 2019, the Company foreclosed on no properties, and transferred no mortgage loans to real estates. The Company recorded no investments in impaired mortgage loans as of December 31, 2020 and 2019, respectively.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

3. Investments (continued)

The components of real estate at December 31 are summarized as follows:

	2020	2019

	(In Thousands)
Home office properties:
Land	$5,662	$5,662
Buildings and improvements	73,003	68,250
Accumulated depreciation	(44,694)	(43,437)
Total home office properties	33,971	30,475

Investment properties:
Land	1,963	1,963
Buildings	7,914	7,876
Accumulated depreciation	(4,093)	(3,947)
Nonadmitted	(1,982)	(2,030)
Total investment properties	3,802	3,862
Total real estate	$37,773	$34,337

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

3. Investments (continued)

Net realized capital gains (losses) for the years ended December 31 are summarized as follows:

	2020	2019

	(In Thousands)
Bonds:
Gross gains	$121,236	$28,630
Gross losses	(18,983)	(7,380)
Total bonds	102,253	1,250

Common stocks:
Gross gains	55,852	24,635
Gross losses	(16,284)	(45,556)
Total common stocks	39,568	(20,921)

Other investments:
Preferred stocks	5	–
Real estate	–	2,708
Other invested assets	(751)	568
Total other investments	(746)	3,276

Amounts transferred to IMR, net	(83,815)	(3,227)
Federal income tax (expense) benefit	(29,793)	5,038
Net realized capital gains (losses)	$27,467	$(14,584)

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

3. Investments (continued)

Major categories of net investment income for the years ended December 31, 2020 and 2019, are summarized as follows:

	2020	2019

	(In Thousands)
Bonds	$365,173	$370,969
Preferred stocks – unaffiliated	768	495
Preferred stocks – affiliated	–	1,652
Common stocks – unaffiliated	7,457	7,976
Common stocks – affiliated	3,500	18,400
Mortgage loans	15,456	14,527
Policy loans	17,178	18,300
Cash equivalents	1,070	1,722
Real estate	4,912	6,000
Other invested assets	9,133	9,270
Securities lending	479	711
Total investment income	425,126	450,022
Investment expenses	(9,405)	(11,496)
Net investment income	$415,721	$438,526

Real estate income and investment expenses include amounts for the occupancy of home office properties of $2,451,000 and $2,896,000 in 2020 and 2019, respectively.

Securities were sold, redeemed or otherwise disposed of as a result of a callable feature which generated investment income. In 2020, there were two hundred eighty-one such securities, which generated investment income of $5,524,000. In 2019, there were two hundred and nine such securities, which generated investment income of $7,616,000.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

3. Investments (continued)

A summary of loan-backed securities, disclosed in the aggregate, classified on the basis for the OTTI as of December 31, 2020, is as follows:

OTTI
Recognized
	Amortized	as Realized
	Cost	Loss	Fair Value

(In Thousands)
Intent to sell	$–	$–	$–
Inability to recover amortized cost basis	–	–	–
Present value of cash flows expected	7,301	1,043	7,230

The loan-backed securities with a recognized OTTI for the year ended December 31, 2020, are as follows:

		OTTI
	Amortized	Recognized	Amortized
	Cost Before	as Realized	Cost After
CUSIP	OTTI	Loss	OTTI	Fair Value

		(In Thousands)
362334AN4	$556	$62	$494	$500
45660NZR9	129	14	115	154
90342WAJ6	1,071	227	844	785
16162WQX0	230	42	188	308
251510DU4	28	11	17	73
362341S67	736	96	640	660
45660NZR9	108	55	53	109
466247ZQ9	1,201	157	1044	1,063
46629AAK7	519	87	432	464
45660LS83	1,530	160	1370	1,522
90342WAJ6	937	92	845	1,092
45660NZR9	45	9	36	59
76112BRC6	211	31	180	441

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

3. Investments (continued)

Prepayment assumptions were obtained from broker-dealer surveys, as reflected in industry sources such as IDC, or internal estimates. The Company has no significant concentrations of credit risk. The Company had no investments for which it was not practicable to estimate fair value.

Under the securities lending program, the Company requires a minimum percentage of 102% of the fair value of domestic securities loaned at the outset of the contract to be provided as collateral. At December 31, 2020 and 2019, bonds with a fair value of $105,416,000 and $223,154,000, respectively, were on loan under this program, while cash collateral held was $107,544,000 and $228,414,000, respectively. The Company receives collateral in the form of cash monies. All collateral is in an open position. The collateral is reinvested in a pool of funds with other security lender participants. Collateral is reinvested in a pool of high-quality securities, with an emphasis on liquidity and principal preservation.

The following table represents the Company’s reinvested collateral as a pro rata share of the investment pool as of December 31:

	2020		2019
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

		(In Thousands)
30 days or less	$81,514	$81,515	$127,137	$127,141
31 to 60 days	4,506	4,502	45,956	45,959
61 to 90 days	11,244	11,249	14,730	14,731
91 to 120 days	10,250	10,250	30,423	30,428
121 to 180 days	–	–	2,000	2,000
181 to 365 days	–	–	8,300	8,301
Total collateral reinvested	$107,514	$107,516	$228,546	$228,560

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

3. Investments (continued)

At December 31, 2020 and 2019, the number of remaining years of unexpired tax credits and the required holding period are as follows:

	2020		2019
	Unexpired	Required	Unexpired	Required
Investment	Tax Credits	Holding Period	Tax Credits	Holding Period
Advantage Capital Colorado LIHTC Investors LLC	5 years	5 years	6 years	6 years

The balance of the LIHTC investments recognized in the statement of financial position as of December 31, 2020 and December 31, 2019, was $240,000 and $317,000, respectively. The Company recognized $75,000 in LIHTC and other tax benefits during 2020 and 2019.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

4. Fair Value of Financial Instruments

Assets and liabilities recorded at fair value in the accompanying combined statutory-basis balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. The hierarchy of inputs is as follows:

Level Input	Input Definition

Level 1	Inputs that are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.
Level 2	Inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data at the measurement date.
Level 3	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The following tables summarize fair value measurements by level, measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total

December 31, 2020		(In Thousands)
Assets at Fair Value:
Bonds:
Corporate bonds	$–	$19	$–	$19
Cash equivalents	98,707	–	–	98,707
Common stocks - unaffiliated	341,381	–	10,945	352,326
Residential mortgage-backed	–	432	–	432
SVO identified funds - ETFs	36,383	–	–	36,383
Securities lending reinvested collateral assets	–	85,998	–	85,998
Separate accounts	51,298	–	–	51,298
Total	$527,769	$86,449	$10,945	$625,163
Liabilities at Fair Value:
Liabilities at Fair Value:
Deposit Type Contracts	$465,547	$258,529	$–	$724,076
Total	$465,547	$258,529	$–	$724,076

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

4. Fair Value of Financial Instruments (continued)

	Level 1	Level 2	Level 3	Total

		(In Thousands)
December 31, 2019
Assets at Fair Value:
Bonds:
Other asset-backed securities	$–	$6,039	$–	$6,039
Cash equivalents	76,681	–	–	76,681
Common stocks - unaffiliated	348,495	–	1,395	349,890
Residential mortgage-backed	–	110	–	110
SVO identified funds - ETFs	20,311	–	–	20,311
Securities lending reinvested collateral assets	–	199,419	–	199,419
Separate accounts	50,964	–	–	50,964
Total	$496,451	$205,568	$1,395	$703,414

Liabilities at Fair Value:
Liabilities at Fair Value:
Deposit Type Contracts	$278,249	$245,605	$–	$523,854
Total	$278,249	$245,605	$–	$523,854

There have been no changes in valuation techniques and inputs used in determining the fair values for Level 2 and Level 3 securities. Fair values for Level 2 assets are determined from prices obtained from various pricing sources. Fair values for Level 3 securities are either obtained from various pricing sources or are based on management’s judgment, based on information provided by the issuer. The Company had no investments for which it was not practicable to estimate fair value.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

4. Fair Value of Financial Instruments (continued)

The following table summarizes the changes in fair value during 2020 and 2019 for the Level 3 assets disclosed above:

			Net Gain/Loss
			Included in
	Beginning		Income/	Net Purchases/	Ending
	Balance	Transfers In	Surplus	(Settlements)	Balance
2020

Common stocks – unaffiliated	$1,395	$–	$–	$9,550	$10,945
	$1,395	$–	$–	$9,550	$10,945
2019

Common stocks – unaffiliated	$2,295	$–	$–	$(900)	$1,395
	$2,295	$–	$–	$(900)	$1,395

Transfers to or from Level 3 are generally recognized at the end of the reporting period. There was no transfer in or out of Level 3 in 2020.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

4. Fair Value of Financial Instruments (continued)

The tables below reflect the fair values and admitted values of all admitted assets that are financial instruments as of December 31, 2020 and 2019 (in thousands):

	Aggregate	Admitted
	Fair Value	Assets	Level 1	Level 2	Level 3
December 31, 2020
U.S. government and agencies	$44,212	$39,479	$–	$44,212	$–
States and political subdivisions	1,366,461	1,155,321		1,362,059	4,402
Corporate securities	4,577,465	3,924,720	–	3,439,786	1,137,679
Commercial mortgage-backed securities	334,998	314,441	–	333,060	1,938
Residential mortgage-backed securities	637,496	587,337	–	637,496
Other asset-backed securities	996,315	985,077	–	516,146	480,169
SVO identified funds - ETFs	36,383	36,383	36,383
Bank loans	8,377	8,385	–	–	8,377
Total	8,001,707	7,051,143	36,383	6,332,759	1,632,565
Preferred stocks:
Unaffiliated	15,898	14,077	13,711	210	1,977
Common stocks:
Unaffiliated	352,326	352,326	341,381	–	10,945
Cash equivalents	98,707	98,707	98,707	–	–
Other invested assets:
Unaffiliated	38,859	33,554	–	38,619	240
Affiliated	40,445	40,445	–	–	40,445
Mortgage loans	364,948	337,168	–	–	364,948
Sec. lending reinv. coll. assets	107,516	107,520	–	107,516	–
Separate accounts	51,298	51,298	51,298	–	–
Total	$9,071,704	$8,086,238	$541,480	$6,479,104	$2,051,120

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

4. Fair Value of Financial Instruments (continued)

	Aggregate	Admitted
	Fair Value	Assets	Level 1	Level 2	Level 3
December 31, 2019
U.S. government and agencies	$42,242	$40,209	$–	$42,242	$–
States and political subdivisions	1,805,643	1,631,571		1,796,133	9,510
Corporate securities	4,953,217	4,563,803	–	3,945,507	1,007,710
Commercial mortgage-backed securities	392,265	380,258	–	390,442	1,823
Residential mortgage-backed securities	679,786	647,008	–	679,786
Other asset-backed securities	788,917	778,720	–	340,825	448,092
SVO identified funds - ETFs	20,311	20,311	20,311
Total	8,682,381	8,061,880	20,311	7,194,935	1,467,135
Preferred stocks:
Unaffiliated	10,888	9,495	8,638	2,120	130
Common stocks:
Unaffiliated	349,890	349,890	348,495	–	1,395
Cash equivalents	76,681	76,681	76,681	–	–
Other invested assets:
Unaffiliated	35,494	32,854	–	35,177	317
Affiliated	39,667	39,667	–	–	39,667
Mortgage loans	319,551	306,064	–	–	319,551
Sec. lending reinv. coll. assets	228,560	228,560	–	228,560	–
Separate accounts	50,964	50,964	50,964	–	–
Total	$9,794,076	$9,156,055	$505,089	$7,460,792	$1,828,195

The Company has no investments for which it was not practicable to estimate fair value.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

5. Federal Income Taxes

COUNTRY Life and COUNTRY Investors will file a consolidated federal income tax return for 2020 with its parent, Illinois Agricultural Holding Company (IAHC) and subsidiaries. There was an amount due from IAHC for federal income taxes at December 31, 2020 of $15,847,000. The Company has a written agreement, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. As provided in Internal Revenue Service Regulation Section 1.1552-1(a)(2) as supplemented by the methodology in Section 1.1502-33(d)(3), allocation of the consolidated tax liability to each company of the consolidated group is based upon that company’s separate return liability provided, however, that intercompany transactions which are deferred under a consolidated return, as well as losses incurred and credits utilized by the consolidated group shall be recognized. Such provisions shall be applied, taking into account the subgroup method set forth in Treasury Regulation Section 1.1502-47 and the related limitations on utilizing a loss from a life or nonlife subgroup, as applicable, against the income of the other subgroup. Intercompany tax balances are settled within 30 days of the filing of the applicable estimated or actual consolidated federal income tax return. COUNTRY Life and COUNTRY Investors, the life subgroup, has federal and state income taxes receivable of $669,000 at December 31, 2020, for amended periods prior to joining the IAHC consolidated group tax returns.

The Company has no operating loss, net capital loss, or tax credit carryforwards for 2020 and 2019.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

5. Federal Income Taxes (continued)

The components of the net admitted DTAs at December 31 are as follows:

	2020	2019	Change
		(In Thousands)
Gross deferred tax assets:
Capital	$1,515	$1,543	$(28)
Ordinary	145,876	148,392	(2,516)
Adjusted gross deferred tax assets:
Capital	1,515	1,543	(28)
Ordinary	145,876	148,392	(2,516)
Deferred tax liabilities:
Capital	49,002	40,768	8,234
Ordinary	40,461	42,931	(2,470)
Net deferred tax assets	57,928	66,236	(8,308)
Deferred tax assets nonadmitted:
Ordinary	23,488	31,079	(7,591)
Net admitted deferred tax assets:
Capital	(47,487)	(39,225)	(8,262)
Ordinary	81,927	74,382	7,545

Non-admitted DTAs decreased by $7,591,000 in 2020 and increased by $101,000 in 2019.

There were no unrecognized deferred tax liabilities in 2020 or 2019.

The Company has not utilized tax planning strategies in determining its admitted DTAs during 2020 or 2019.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

5. Federal Income Taxes (continued)

The detailed amounts of each component of the calculation of SSAP No. 101 are as follows:

	December 31
	2020	2019

	(In Thousands)
FIT recoverable through carryback – capital	$1,510	$414
Gross DTAs allowed per limitation threshold – ordinary	32,929	33,611
Gross DTAs allowed per limitation threshold – capital	–	1,132
Gross DTAs offset by gross DTLs – ordinary	89,459	83,702
Gross DTAs offset by gross DTLs – capital	5	(3)
Total admitted DTA	$123,903	$118,856

The authorized control level risk-based capital (RBC) ratio used to determine the recovery period and threshold limitation was 1,159% and 636% in 2020 and 2019, respectively, and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation was $1,558,837,000 and $1,397,135,000 in 2020 and 2019, respectively. Using a 15% ratio, the threshold limitation was $228,949,000 and $204,577,000 in 2020 and 2019, respectively.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

5. Federal Income Taxes (continued)

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are as follows:

	2020	2019	Change
		(In Thousands)
Deferred tax assets:
Ordinary:
Discounting of unpaid losses	$90,580	$88,026	$2,554
Deferred acquisition costs	37,385	41,771	(4,386)
Policyholder dividend accrual	12,095	11,762	333
Section 807(f) adjustments	2,499	3,018	(519)
TCJA reserves transition (2018-2025)	1,873	2,248	(375)
Other (items less than $1,000,000)	1,444	1,567	(123)
Total ordinary deferred tax assets	145,876	148,392	(2,516)
Non-admitted deferred tax assets	(23,488)	(31,079)	7,591
Admitted ordinary deferred tax assets	122,388	117,313	5,075
Capital:
Investments	1,510	1,543	(33)
Other	5	–	5
Total capital deferred tax assets	1,515	1,543	(28)
Non-admitted deferred tax assets	–	–	–
Admitted capital deferred tax assets	1,515	1,543	(28)
Admitted deferred tax assets	123,903	118,856	5,047
Deferred tax liabilities:
Ordinary:
Deferred and uncollected premium	26,633	26,327	306
TCJA reserves transition (2018-2025)	12,838	15,405	(2,567)
Section 807(f) adjustments	849	1,131	(282)
Other	141	68	73
Total ordinary deferred tax liabilities	40,461	42,931	(2,470)
Capital:
Investments	48,951	40,768	8,183
Real estate	51	–	51
Total capital deferred tax liabilities	49,002	40,768	8,234
Deferred tax liabilities	89,463	83,699	5,764
Net deferred tax assets	$34,440	$35,157	$(717)

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

5. Federal Income Taxes (continued)

The components of income tax expense and the change in deferred tax assets and deferred tax liabilities for the years ended December 31 are as follows:

	2020	2019

	(In Thousands)
Change in deferred tax assets	$2,545	$(32,663)
Change in deferred tax liabilities	5,764	33,696
Net change in deferred taxes	8,309	1,033
Less unrealized loss	(6,868)	(11,104)
Net change in deferred taxes	1,441	(10,071)
Current income tax (benefit) expense	(10,827)	17,077
Current income tax expense (benefit) on net capital gains	29,793	(5,038)
Income tax expense and change in deferred taxes	$20,407	$1,968

The Company’s income tax expense and change in deferred taxes differ from the amount obtained by applying the federal statutory rate of 21% for 2020 and 2019 to income before federal income taxes for the following reasons:

	2020	2019

	(In Thousands)
Expected federal income tax expense	$29,848	$11,754
Tax-exempt income	(982)	(838)
Change in non-admitted assets	633	438
Amortization (release) of IMR	(7,980)	634
Prior year true-ups	556	(4,291)
Current year adjustments through surplus	(815)	(5,900)
Dividends received deduction	(918)	(2,685)
Other, net	65	2,856
Income tax expense and change in deferred taxes	$20,407	$1,968

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

5. Federal Income Taxes (continued)

The Company did not recognize any liability for uncertain tax benefits. COUNTRY Life files tax returns in U.S. federal jurisdictions and several state jurisdictions. As of 2020, the tax years that remain subject to examination begin with 2016.

The Company recognizes interest and penalties related to unrecognized income tax benefits in its provision for income taxes. The Company has recorded $15,000 and $21,000 of interest as of December 31, 2020 and 2019, respectively, and no penalties either year.

The Company did not recognize any liability for unrecognized tax benefits and does not expect the unrecognized tax positions to change significantly over the next twelve months.

6. Accident and Health Claim Reserves

The following table provides a reconciliation of the beginning and ending reserve balances for accident and health claim reserves included in policy reserves on the accompanying combined statutory-basis balance sheets as of December 31:

	2020	2019

	(In Thousands)
Claim reserve at beginning of year	$106,771	$107,214
Add provision for claims occurring in:
Current year	128,810	141,186
Prior years	(17,835)	(14,770)
Incurred losses during the current year	110,975	126,416

Deduct payments for claims occurring in:
Current year	93,963	101,003
Prior years	24,686	25,856
Claim payments during the current year	118,649	126,859
Claim reserve at end of year	$99,097	$106,771

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

7. Reinsurance

In the normal course of business, the Company assumes and cedes reinsurance with nonaffiliated insurance companies. Reinsurance provides greater diversification of business and limits the maximum net loss potential arising from large claims. Reinsurance does not discharge the Company from its primary liability to policyholders, and to the extent that a reinsurer would be unable to meet its obligations, the Company would be liable. A summary of the Company’s reinsurance with nonaffiliates as of and for the years ended December 31 is as follows:

	2020	2019

	(In Thousands)
Assumed:
Premiums earned	$58,192	$58,216
Benefits for policyholders and beneficiaries	54,827	55,872
Costs of servicing policyholders, administering insurance protection, and obtaining new insurance	3,337	3,613

Ceded:
Premiums earned	1,537,136	83,288
Benefits for policyholders and beneficiaries	1,530,489	84,479
Costs of servicing policyholders, administering insurance protection, and obtaining new insurance	(82,139)	10,366
Policy reserves	1,990,650	527,274
Policy and contract claims	8,048	6,220

In 2020, the Company entered into a coinsurance agreement covering 100% of the in force deferred annuity blocks equal to $1,444,457,000 in statutory reserves. This initial transfer resulted in a $1,444,457,000 credit to both the premium and annuity considerations line on the Combined Statements of Operations and the policy reserves line on the Combined Balance Sheets. The Company also incurred and reported on the Combined Statements of Operations commission expense of $92,811,000 on the commission and expense allowance on reinsurance ceded line and interest expense of $1,580,000 on the miscellaneous income (expense) line. The Company transferred a mix of investments and cash raised from selling investments in exchange for the reinsurance. Gains net of tax equal to $82,927,000 were transferred into IMR as a result of this transaction. Total past, present and future IMR gains related to these investments equaling $122,419,000 was amortized on the Combined Statements of Operations miscellaneous income (expense) line.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

8. Related-Party Transactions

The Company is a member of an insurance holding company group that consists of six insurance companies in addition to several noninsurance entities. The ultimate controlling company is the IAA. Control among group members is maintained through a combination of factors, including common management, interlocking boards of directors, and stock ownership.

The Company is a party to a service agreement with CC Services, Inc., an affiliate, whereby CC Services, Inc. provides all necessary management and operational services required to run its business, market its products, and service its policyholders. Expenses incurred by CC Services, Inc. are then shared among the Company and other members of the insurance holding company group on a basis that management believes is fair and which is consistently applied according to statutory accounting guidance. The cost of services provided to the Company from CC Services, Inc. totaled $128,776,000 and $130,746,000 in 2020 and 2019, respectively.

On December 19, 2017, the Company entered into a credit agreement with CC Services, Inc., whereby the Company agreed to provide access to loans in the aggregate of $100,000,000. As of December 31, 2020 and 2019, $37,000,000 has been lent to CC Services, Inc. under the agreement. Interest is payable quarterly based on the outstanding balances which accrue at 1.5% per annum plus variable rates based on ten-year U.S. Treasury rates. A commitment fee is also payable quarterly on the daily unused portion of the $100,000,000 aggregate commitment which accrues at 0.05%. The ten-year U.S. Treasury rate for the four quarters of 2020 and 2019, based on the first day of the quarter, were 1.65%, 1.88%, 0.62%, and 0.69% for 2020 and 3.09%, 2.66%, 2.49%, and 2.03% for 2019. As of December 31, 2020 and 2019, respectively, the Company recorded $1,034,000 and $1,474,000 of interest income related to the credit agreement. The credit agreement is scheduled to end on December 18, 2027, at which time CC Services, Inc. is required to repay to the Company the aggregate principal amount of all loans outstanding at that time. As mentioned in Note 13 Subsequent Events, the Company received payment of the outstanding loan balance of $37,000,000 on March 30, 2021. The credit agreement will remain open and CC Services, Inc. will still be responsible for the fee charged on the daily unused portion.

On October 1, 2019, the Company sold common stock of its subsidiary, Cotton States Life Insurance Company (CSL) - a life insurance company domiciled in Georgia - to COUNTRY Mutual Insurance Company (CMIC) - an affiliated property and casualty insurance company domiciled in Illinois. Prior to the sale, the Company owned 75% of CSL. The Company sold the entire 75% of CSL’s common shares to CMIC for $53,700,000. The purchase price was determined using an independent valuation provided by an unaffiliated third-party consulting firm - Duff & Phelps. The sale had an immaterial impact on the Company’s surplus.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

8. Related-Party Transactions (continued)

On December 6, 2019, CC Services, Inc. redeemed all 700,000 of 1st Preferred Shares held by the Company. CC Services, Inc., redeemed the shares at its full par value of $100, for a total redemption of $70,000,000. The Company received $68,700,000 in debt securities and $1,300,000 in cash in exchange for the 1st Preferred Stock.

9. Notes Payable

The Company is a member of the Federal Home Loan Bank of Chicago (FHLBC). This membership allows the Company meet two separate strategies: first, to utilize a line of credit to meet short term operational cash needs; and second, to utilize borrowed funds to invest in higher yielding securities to maximize net investment income.

The Company has determined its maximum borrowing capacity as $1,179,272,000 based upon potential acquisition of FHLBC capital stock, as approved by the Company’s Board. The Company had Membership Stock – Class B of $0 and $370,000 at December 31, 2020 and 2019. The Company had $10,405,000 and $1,025,000 of Activity Stock at December 31, 2020 and 2019. The amount of Membership Stock – Class B not eligible for redemption was $0 and $370,000 at December 31, 2020 and 2019. There was no membership stock eligible for redemption in 2020 or 2019.

Under the FHLBC agreements, the Company is required to fund a collateral deposit account for the benefit of the lender. Securities, subject to valuation by the lender, in the collateral deposit account are required to be maintained in an amount at least equal to the outstanding loan principal.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

9. Notes Payable (continued)

The amount of collateral pledged as of December 31, 2020 is as follows:

	Fair Value	Carrying Value

	(In Thousands)
Total collateral pledged	$329,900	$281,755
Maximum collateral pledged	329,900	281,755

The amount of collateral pledged as of December 31, 2019 is as follows:

	Fair Value	Carrying Value

	(In Thousands)
Total collateral pledged	$69,922	$62,830
Maximum collateral pledged	69,922	62,830

The Company had an outstanding line of credit with a balance due to the FHLBC with a carrying value and face value of $40,500,000 and $23,000,000, respectively, as of December 31, 2020 and 2019. The line of credit was issued on July 8, 2018. The effective annual interest rate, and the annual rate at which interest accrued on the line of credit fluctuated between 0.37% and 1.81% and between 1.78% and 2.66% during 2020 and 2019, respectively. Interest of $183,000 and $676,000 was paid in 2020 and 2019. The line of credit is not subject to prepayment penalties. This loan is classified as debt under SSAP 15.

The Company also had outstanding loans with a balance due to the FHLBC, with a carrying value and face value of $190,727,000 as of December 31, 2020. The outstanding loans were issued on the dates of May 28, 2020, June 2, 2020, June 24, 2020, July 8, 2020, July 9, 2020, July 15, 2020, July 29, 2020, August 6, 2020, August 11, 2020, August 26, 2020, August 27, 2020, October 1, 2020, October 19, 2020, October 22, 2020, November 3, 2020, December 8, 2020, December 9, 2020, and December 30, 2020. The effective annual interest rate, and the annual rate at which interest accrued on these loans fluctuated between 0.59% and 1.01% during 2020. Interest of $236,000 was paid in 2020. The loans are not subject to prepayment penalties. These loans are classified as funding agreements under SSAP 52.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

10. Benefit Plans

The Company provides certain health care and life insurance benefits (postretirement benefits) for retirees and fully eligible employees who reached retirement age while working for the Company, which are funded on a pay-as-you-go basis. Subsequent to providing this benefit, all the Company employees were transferred to CC Services, Inc., and future earned benefits are a part of the overall CC Services, Inc. cost allocation. Life insurance benefits are generally set at a fixed amount and are not significant to the Company’s statutory-basis financial statements.

The Company also sponsors a postretirement health plan (the Plan) that covers the Company’s retirees. The Plan provides medical benefits prior to and subsequent to Medicare eligibility. The Plan is contributory, with retiree contributions adjusted when the retiree or spouse becomes eligible for Medicare.

The postretirement benefit plan has an accumulated postretirement obligation of $1,595,000 and $2,003,000 at December 31, 2020 and 2019, respectively, and no plan assets at both December 31, 2020 and 2019. The plan is underfunded at December 31, 2020 and 2019.

The weighted-average assumptions used to determine net periodic benefit costs were 3.09% and 4.25% for the years ended December 31, 2020 and 2019, respectively. The weighted-average assumptions used to determine the projected benefit obligations were 2.09% and 3.09% for the years ended December 31, 2020 and 2019, respectively.

The Company does not have any regulatory contribution requirements for 2020 and currently does not intend to make voluntary contributions to the Plan in 2021.

11. Capital and Surplus

Life/health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2020, the Company meets the RBC requirements.

The payment of dividends by the Company to IAHC is limited and can only be made from earned profits unless prior approval is received from the Department. The maximum amount of dividends that may be paid by the Company without prior approval of the Department is also subject to restrictions relating to statutory surplus and net income.

COUNTRY Life/Health Group

Notes to Combined Statutory-Basis Financial Statements (continued)

11. Capital and Surplus (continued)

The Company paid dividends to IAHC totaling $19,423,000 and $18,858,000 on May 7, 2020 and May 7, 2019, respectively.

12. Commitments and Contingencies

In the normal course of business, the Company is involved in policy-related and non-policy-related litigation. In the opinion of the Company’s management, based on the advice of counsel, any potential settlements are either adequately provided for in the accompanying combined statutory-basis financial statements or would not have a material impact on the statutory-basis financial statements.

In accordance with the terms of its investments in certain joint ventures, the Company has given a commitment to provide $165,749,000 and $177,470,000 of additional capital contributions at December 31, 2020 and 2019, respectively.

In connection with the service agreement with CC Services, Inc., the Company has given an unconditional guarantee on credit agreements held by CC Services, Inc. from U.S. Bank of $30,000,000.

13. Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet dates. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

CC Services, Inc. gave notice to the Company of its intent to repay in full the loan outstanding on its credit agreement with the Company on March 30th, 2021. The loan’s principal and interest at that date was $37,000,000 and $230,000, respectively. Although the loan outstanding was paid in full, the Company’s credit agreement with CC Services, Inc. will still be in effect. Receipt of loan payoff did not have a material impact on the Company.

Management has evaluated subsequent events through the issuance of these financial statements on April 23, 2021 and has determined that there have been no other events or transactions that have occurred during this period that materially impacted the amounts or disclosures in the Company’s financial statements.

Supplementary Information

EY Chicago 155 North Wacker Drive Suite 2000 Chicago, IL 60606	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Auditors on

Supplementary Information

The Board of Directors

COUNTRY Life/Health Group

We have audited, in accordance with auditing standards generally accepted in the United States of America, the combined statutory-basis financial statements of COUNTRY Life/Health Group Insurance Company (the Company) for the years ended December 31, 2020 and 2019, and have issued an adverse opinion with respect to conformity with U.S. generally accepted accounting principles and an unmodified opinion with respect to conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance thereon dated April 23, 2021. Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The accompanying combined supplemental schedule of selected statutory-basis financial data, combined supplemental investment disclosures, supplemental schedules of combination, and combined supplemental schedule of life and health reinsurance disclosures, are presented to comply with the National Association of Insurance Commissioners’ Annual Financial Reporting Model Regulation (#205), as adopted by Illinois, the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated, in all material respects, in relation to the combined statutory-basis financial statements as a whole.

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

April 23, 2021

A member firm of Ernst & Young Global Limited

COUNTRY Life/Health Group

Combined Supplemental Schedule of Selected

Statutory-Basis Financial Data

(In Thousands)

December 31, 2020

Investment income earned:
Government bonds	$3,974
Other bonds	361,198
Preferred stocks – unaffiliated	768
Preferred stocks – affiliated	–
Common stocks – unaffiliated	7,457
Common stocks – affiliated	3,500
Mortgage loans	15,456
Policy loans	17,178
Cash equivalents	1,070
Real estate	4,912
Other invested assets	9,133
Aggregate write-ins for investment income	479
Gross investment income	$425,125

Real estate owned (book value, less encumbrances)	$37,773

Mortgage loans (book value):
Commercial mortgages	$337,168
Total mortgage loans	$337,168

Mortgage loans by standing (book value):
Good standing	$337,168
Restructured	–
Overdue interest over 90 days	–
In process of foreclosure	–
$337,168

Other invested assets (statement value)	$312,569

COUNTRY Life/Health Group

Combined Supplemental Schedule of Selected

Statutory-Basis Financial Data (continued)

(In Thousands)

Bonds and stocks of parents, subsidiaries, and affiliates (statement value):
Preferred stocks	$–
Common stocks	32,660
Total bonds and stocks	$32,660

Bonds by class and maturity:
Bonds by maturity (statement value):
Due within 1 year or less	$308,203
Over 1 year through 5 years	1,403,120
Over 5 years through 10 years	1,794,988
Over 10 years through 20 years	1,781,076
Over 20 years	1,727,373
No maturity date	36,383
Total by maturity	$7,051,143

Bonds by class (statement value):
Class 1	$4,401,868
Class 2	2,281,298
Class 3	235,650
Class 4	95,281
Class 5	33,499
Class 6	3,547
Total by class	$7,051,143

Total bonds publicly traded	$4,297,663
Total bonds privately placed	$2,753,480

Preferred stocks (statement value)	$14,077
Common stocks (market value)	$384,986
Cash and cash equivalents	$87,770

Life insurance in force:
Ordinary	$42,092,120
Credit life	$1,048
Group life	$1,104,167

COUNTRY Life/Health Group

Combined Supplemental Schedule of Selected

Statutory-Basis Financial Data (continued)

(In Thousands)

Amount of accidental death insurance in force under ordinary policies	$276,912
Life insurance policies with disability provisions in force:
Ordinary	$6,770
Group life	$1,242,932
Supplementary contracts in force:
Ordinary – not involving life contingencies:
Amount on deposit	$262,172
Income payable	$12,252
Ordinary – involving life contingencies:
Income payable	$27,342

Annuities:
Ordinary:
Immediate – amount of income payable	$8,583
Deferred – fully paid – account balance	$1,106,478
Deferred – not fully paid – account balance	$1,813,400
Group:
Amount of income payable	$15,349
Fully paid – account balance	$25,322
Not fully paid – account balance	$–

Accident and health insurance – premiums in force:
Group	$1,968
Other	$120,242

Deposit funds and dividend accumulations:
Deposit funds – account balance	$4,688
Dividend accumulations – account balance	$269,904

Claim payments 2020:
Group accident and health:
2020	$52,929
2019	$54,163
Other accident and health:
2020	$41,034
2019	$46,840

COUNTRY Life/Health Group

Combined Supplemental Investment Disclosure

December 31, 2020

Investment Risks Interrogatories

The Company’s total admitted assets, excluding separate account assets for the year ended December 31, 2020, are $8,984,756,000.

1.	Following are the ten largest exposures to a single issuer/borrower/investment by investment category, excluding (i) U.S. government, U.S. government agency securities, and those U.S. government money market funds listed in the Appendix to the Securities Valuation Office’s (SVO) Purposes and Procedures Manual as exempt; (ii) property occupied by the Company; and (iii) policy loans.

			Percentage
			of Total
			Admitted
Issuer	Description of Exposure	Amount	Assets
Berkshire Hathaway	Bonds/CMO	$43,409,609	0.5%
CC Services, Inc. Affiliate Loan	Non-collateral loan	37,000,000	0.4
Pimco Tactical Opps Onshore Fund	Limited partnership	35,107,049	0.4
Dominion Resources	Bonds	32,247,890	0.4
JP Morgan Chase	Bonds/common stock	30,520,651	0.3
Chicago Pacific Founders Funds	Limited partnership	28,814,491	0.3
Duke Power Co LLC	Bonds	28,051,406	0.3
COUNTRY Trust Bank	Common stock	27,993,434	0.3
Norfolk Southern	Bonds	27,884,717	0.3
Exelon Corp	Bonds	27,866,936	0.3

COUNTRY Life/Health Group

Combined Supplemental Investment Disclosure (continued)

Investment Risks Interrogatories (continued)

2.	The Company’s total admitted assets held in bonds and preferred stocks by NAIC rating at December 31, 2020, are:

		Percentage			Percentage
		of Total			of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets
NAIC-1	$4,401,868,128	49.0%	P/RP-1	$506,700	–%
NAIC-2	2,281,298,193	25.4	P/RP-2	5,881,000	0.1
NAIC-3	235,649,845	2.6	P/RP-3	7,532,000	0.1
NAIC-4	95,281,094	1.1	P/RP-4	–	–
NAIC-5	33,498,825	0.4	P/RP-5	–	–
NAIC-6	3,546,663	–	P/RP-6	157,000	–

3.	The Company’s total admitted assets held in foreign investments by NAIC rating at December 31, 2020, are:

		Percentage
		of Total
		Admitted
NAIC Rating	Amount	Assets
NAIC-1	$595,951,635	6.6%
NAIC-2	37,890,791	0.4
NAIC-3 or below	982,018	–

COUNTRY Life/Health Group

Combined Supplemental Investment Disclosure (continued)

Investment Risks Interrogatories (continued)

4.	The Company’s two largest foreign investment exposures in a single country at December 31, 2020, are:

		Percentage
		of Total
		Admitted
Countries	Amount	Assets
NAIC-1:
Cayman Islands	$149,385,114	1.7%
United Kingdom	111,295,812	1.2

NAIC-2:
Mexico	31,010,686	0.3
Uruguay	3,949,927	0.0

NAIC-3 or below:
Brazil	982,018	0.0

5.	Following are the ten largest non-sovereign foreign issues:

			Percentage
			of Total
	NAIC		Admitted
Issuer	Designation	Amount	Assets
Shell International	1FE	$17,392,065	0.2%
Norspan LNG IV A5	2PL	16,785,300	0.2
VOYA Limited	1FE	14,175,000	0.2
Thames Water	2	14,000,000	0.2
Lyondell Basell	2FE	13,733,999	0.2
Equinor	1FE	13,158,929	0.1
BMW	1	12,994,453	0.1
Anglican Water	1FE	12,000,000	0.1
Carlyle Global	1FE	12,000,000	0.1
Dryden Senior Loan Fund	1FE	11,760,000	0.1

COUNTRY Life/Health Group

Combined Supplemental Investment Disclosure (continued)

Investment Risks Interrogatories (continued)

6.	Assets held in Canadian investments are less than 2.5% of the Company’s total admitted assets at December 31, 2020.

7.	Assets held in investments with contractual sales restrictions are less than 2.5% of the Company’s total admitted assets at December 31, 2020.

8.	The Company’s admitted assets held in the largest ten equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO’s Purposes and Procedures Manual as exempt or Class 1) at December 31, 2020, are:

		Percentage
		of Total
		Admitted
Issuer	Amount	Assets
COUNTRY Trust Bank	$27,993,434	0.3
Chicago Pacific Founders Fund LP	26,739,515	0.3
Apple	16,264,477	0.2
GOLUB Capital Pearls Fund LP	16,112,368	0.2
Microsoft	13,500,894	0.2
Alphabet Inc.	11,740,758	0.1
Federal Home Loan Bank of Chicago	10,945,193	0.1
Amazon	10,552,453	0.1
Banc Fund IX LP	9,652,616	0.1
VISA Inc	8,946,057	0.1

9.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company’s total admitted assets at December 31, 2020.

10.	Assets held in general partnership interests are less than 2.5% of the Company’s total admitted assets at December 31, 2020.

COUNTRY Life/Health Group

Combined Supplemental Investment Disclosure (continued)

Investment Risks Interrogatories (continued)

11.	With respect to mortgage loans reported in Schedule B:

a.	Each of the ten largest aggregate mortgage interests at December 31, 2020. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or group of properties:

		Percentage
		of Total
		Admitted
Type	Amount	Assets
Odex Investments IV, LLC - Commercial	$12,652,687	0.1%
Avir Greenville LLP - Commercial	12,042,921	0.1
Bertelkamp Lane LLC - Commercial	8,756,717	0.1
G & K Lakeview Associates LLC - Commercial	8,334,112	0.1
Green Springs Center, LLC Commercial	8,021,296	0.1
Hal Properties at Lee Pointe No. 5 LLC - Commercial	8,006,524	0.1
McManus Industrial, LLC - Commercial	7,290,923	0.1
Gallery Row Group - Commercial	6,986,087	0.1
Five Star Investments LP - Commercial	6,861,012	0.1
West Airport Center, LP and Jones Bakersfield, LP - Commercial	6,680,088	0.1

COUNTRY Life/Health Group

Combined Supplemental Investment Disclosure (continued)

Investment Risks Interrogatories (continued)

b.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date. The Company has no residential or agricultural mortgage loans outstanding at December 31, 2020.

Percentage
of Total
Admitted
Loan-to-Value Ratio		Commercial	Assets
i.	Above 95%	$–	–%
ii.	91% to 95%	–	–
iii.	81% to 90%	–	–
iv.	71% to 80%	–	–
v.	Below 70%	337,168,150	3.8

12.	Assets held in real estate reported in Schedule A are less than 2.5% of the Company’s total admitted assets at December 31, 2020.

13.	Assets held in mezzanine real estate loans reported in Schedule B are less than 2.5% of the Company’s total admitted assets at December 31, 2020.

COUNTRY Life/Health Group

Combined Supplemental Investment Disclosure (continued)

Investment Risks Interrogatories (continued)

14.	The Company’s total admitted assets are subject to the following types of agreements as of:

Percentage
of Total
	December 31	Admitted	March 31	June 30,	September 30,
	2020	Assets	2020	2020	2020
a. Securities lending	$105,416,323	1.2%	$196,291,428	$198,400,647	$145,138,691
b. Repurchase agreements	–	–	–	–	–
c. Reverse repurchase agreements	–	–	–	–	–
d. Dollar repurchase agreements	–	–	–	–	–
e. Dollar reverse repurchase agreements	–	–	–	–	–

15.	The Company held no warrants, options, caps, or floors at December 31, 2020.

16.	The Company did not have potential exposure for collars, swaps, and forwards during 2020.

17.	The Company did not have potential exposure for futures contracts during 2020.

COUNTRY Life/Health Group

Combined Supplemental Investment Disclosure (continued)

Summary Investment Schedule

	Gross Investment
	Holdings*		Admitted Assets as Reported in the Annual Statement
				Securities	Total
	Amount	Percentage	Amount	Lending	Amount	Percentage
Investment categories

Long-Term Bonds (Schedule D, Part 1):
U.S. governments	$111,447,215	1.28%	$111,447,215	$-	$111,447,215	1.28%
Long-Term Bonds (Schedule D, Part 1):
All other governments	16,867,383	0.19	16,867,383	-	16,867,383	0.19
Long-Term Bonds (Schedule D, Part 1):
U.S. states, territories and possessions, etc. guaranteed	58,918,448	0.68	58,918,448	-	58,918,448	0.68
Long-Term Bonds (Schedule D, Part 1):
U.S. political subdivisions of states, territories, and possessions, guaranteed	331,002,783	3.79	331,002,783	-	331,002,783	3.79
Long-Term Bonds (Schedule D, Part 1):
U.S. special revenue and special assessment obligations, etc. non-guaranteed	962,502,767	11.03	962,502,767	-	962,502,767	11.03
Long-Term Bonds (Schedule D, Part 1):
Industrial and miscellaneous	5,466,694,696	62.65	5,466,694,696	4,506,386	5,471,201,082	62.72
Long-Term Bonds (Schedule D, Part 1):
Hybrid securities	58,941,565	0.68	58,941,565	-	58,941,565	0.68
Long-Term Bonds (Schedule D, Part 1):
SVO identified funds	36,383,141	0.42	36,383,141	-	36,383,141	0.42
Long-Term Bonds (Schedule D, Part 1):
Unaffiliated bank loans	8,434,750	0.10	8,384,750	-	8,384,750	0.10
Long-Term Bonds (Schedule D, Part 1):
Total long-term bonds	7,051,142,747	80.81	7,051,142,747	4,506,386	7,055,649,133	80.88
Preferred stocks (Schedule D, Part 2, Section 1): Industrial and miscellaneous (Unaffiliated)	14,076,700	0.16	14,076,700	-	14,076,700	0.16
Preferred stocks (Schedule D, Part 2, Section 1): Total preferred stocks	14,076,700	0.16	14,076,700	-	14,076,700	0.16
Common stocks (Schedule D, Part 2, Section 2): Industrial and miscellaneous Publicly traded (Unaffiliated)	214,989,276	2.46	214,989,276	-	214,989,276	2.46
Common stocks (Schedule D, Part 2, Section 2): Industrial and miscellaneous Other (Unaffiliated)	10,945,193	0.13	10,945,193	-	10,945,193	0.13
Common stocks (Schedule D, Part 2, Section 2): Parent, subsidiaries and affiliates Other	32,660,470	0.37	32,660,470	-	32,660,470	0.37
Common stocks (Schedule D, Part 2, Section 2): Mutual funds	126,391,625	1.45	126,391,625	-	126,391,625	1.45
Common stocks (Schedule D, Part 2, Section 2): Total common stocks	384,986,564	4.41	384,986,564	-	384,986,564	4.41
Mortgage loans (Schedule B): Commercial mortgages	337,168,150	3.86	337,168,150	-	337,168,150	3.86
Mortgage loans (Schedule B): Total mortgage loans	337,168,150	3.86	337,186,150	-	337,168,150	3.86

COUNTRY Life/Health Group

Combined Supplemental Investment Disclosure (continued)

Summary Investment Schedule (continued)

	Gross Investment
	Holdings*		Admitted Assets as Reported in the Annual Statement
				Securities	Total
	Amount	Percentage	Amount	Lending	Amount	Percentage
Investment categories (continued)
Real estate (Schedule A): Properties occupied by company	$33,971,348	0.39%	$33,971,348	$-	$33,971,348	0.39%
Real estate (Schedule A): Properties held for production of income	5,783,765	0.07	3,801,819	-	3,801,819	0.04
Real estate (Schedule A): Total real estate	39,755,113	0.46	37,773,167	-	37,773,167	0.43
Cash, cash equivalents and short-term investment: Cash (Schedule E, Part 1)	(10,936,543)	(0.13)	(10,936,543)	17,014,964	6,078,421	0.07
Cash, cash equivalents and short-term investments: Cash equivalents (Schedule E, Part 2)	98,706,643	1.13	98,706,643	9,498,712	108,205,355	1.24
Cash, cash equivalents and short-term investments: Short-term investments (Schedule DA)	-	-	-	76,499,785	76,499,785	0.88
Cash, cash equivalents and short-term investments: Total cash, cash equivalents and short-term investments	87,770,100	1.01	87,770,100	103,013,460	190,783,560	2.19
Contract loans	390,468,706	4.48	390,468,706	-	390,468,706	4.48
Other invested assets (Schedule BA)	312,569,756	3.58	312,569,756	-	312,569,756	3.58
Securities Lending (Schedule DL, Part 1)	107,519,846	1.23	107,519,846	-	-	-
Total invested assets	$8,725,457,682	100.00%	$8,723,475,736	$107,519,846	$8,723,475,737	100.00%

*Gross investment holdings as valued in compliance with the NAIC’s Accounting Practices and Procedures Manual.

COUNTRY Life/Health Group

Combining Balance Sheets – Statutory-Basis

	December 31, 2020
	COUNTRY	COUNTRY
	Life	Investors	Eliminations	Combined

	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$6,833,109	$218,034	$–	$7,051,143
Preferred stocks	14,077	–	–	14,077
Common stocks ( A )	595,951	–	(210,965)	384,986
Mortgage loans	337,168	–	–	337,168
Policy loans	390,135	334	–	390,469
Cash and cash equivalents	62,482	25,288	–	87,770
Real estate	37,773	–	–	37,773
Other invested assets ( B )	316,142	–	(3,573)	312,569
Securities lending reinvested collateral	107,520	–	–	107,520
Total cash and invested assets	8,694,357	243,656	(214,538)	8,723,475

Premiums deferred and uncollected	125,636	–	–	125,636
Accrued investment income	68,105	1,620	–	69,725
Due from affiliates ( C )	3,550	196	(3,355)	391
Federal income taxes recoverable, including net deferred tax assets (2020 – $34,440)	45,851	2,375	–	48,226

Reinsurance balances recoverable ( D )	19,352	17,684	(24,593)	12,443
Other assets	4,391	469	–	4,860
Separate accounts	1,298	50,037	–	51,335
Total admitted assets	$8,962,540	$316,037	$(242,486)	$9,036,091

Eliminations

(	A ) Eliminate COUNTRY Investors common stock balance owned by COUNTRY Life

(	B ) Eliminate intercompany borrowing balances between COUNTRY Life and COUNTRY Investors

(	C ) Eliminate intercompany receivable balances between COUNTRY Life and COUNTRY Investors

(	D ) Eliminate intercompany reinsurance receivable balances between COUNTRY Life and COUNTRY Investors

	December 31, 2020
		COUNTRY
	COUNTRY Life	Investors	Eliminations	Combined

	(In Thousands)
Liabilities and capital and surplus
Policy reserves	$6,373,198	$37,149	$–	$6,410,347
Liability for deposit-type contracts	724,077	–	–	724,077
Policy and contract claims	41,241	–	–	41,241
Dividends payable to policyholders	57,715	–	–	57,715
Commissions and expenses due or accrued	7,150	–	–	7,150
Federal income taxes payable	46	–	–	46
Unearned investment income	9,018	17	–	9,035
Asset valuation reserve	171,087	1,068	–	172,155
Payable to reinsurers ( A )	29,114	6,901	(24,593)	11,422
Interest maintenance reserve	–	1,134	–	1,134
Due to affiliates ( B )	1,727	3,495	(3,355)	1,867
Payable for securities	10,000	–	–	10,000
Borrowed money ( C )	40,515	3,573	(3,573)	40,515
Other liabilities	30,926	1,698	–	32,624
Securities lending collateral held	107,544	–	–	107,544
Separate accounts	1,298	50,037	–	51,335
Total liabilities	7,604,656	105,072	(31,521)	7,678,207

Commitments and contingencies

Capital and surplus:
Common stock – par value $25 per share – 179,980 shares authorized, issued, and outstanding ( D )	4,500	3,000	(3,000)	4,500
Gross paid-in and contributed surplus ( E )	22,703	27,000	(27,000)	22,703
Unassigned surplus ( F )	1,330,805	180,965	(180,965)	1,330,805
Treasury stock	(124)	–	–	(124)
Total capital and surplus	1,357,884	210,965	(210,965)	1,357,884
Total liabilities and capital and surplus	$8,962,540	$316,037	$(242,486)	$9,036,091

Eliminations

(	A ) Eliminate intercompany reinsurance payable balances between COUNTRY Life and COUNTRY Investors

(	B ) Eliminate intercompany payable balances between COUNTRY Life and COUNTRY Investors

(	C ) Eliminate intercompany borrowing balances between COUNTRY Life and COUNTRY Investors

(	D ) Eliminate COUNTRY Investors common stock outstanding owned by COUNTRY Life

(	E ) Eliminate COUNTRY Investors gross paid-in and contributed surplus

(	F ) Eliminate COUNTRY Investors unassigned surplus

COUNTRY Life/Health Group

Combining Balance Sheets – Statutory-Basis

	December 31, 2019
	COUNTRY	COUNTRY
	Life	Investors	Eliminations	Combined

	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$7,836,191	$218,301	$–	$8,054,492
Preferred stocks	9,495	–	–	9,495
Common stocks ( A )	586,504	–	(205,059)	381,445
Mortgage loans	306,064	–	–	306,064
Policy loans	390,676	360	–	391,036
Cash and cash equivalents	59,678	17,154	–	76,832
Real estate	34,337	–	–	34,337
Other invested assets ( B )	267,899	–	(1,520)	266,379
Receivable for securities	–	–	–	–
Securities lending reinvested collateral	228,560	–	–	228,560
Total cash and invested assets	9,719,404	235,815	(206,579)	9,748,640
Premiums deferred and uncollected	125,577	–	–	125,577
Accrued investment income ( C )	79,596	1,832	(9)	81,419
Due from affiliates ( D )	4,584	614	(2,168)	3,030
Federal income taxes recoverable, including net deferred tax assets (2019 – $35,157)	54,898	2,003	–	56,901

Reinsurance balances recoverable ( E )	11,745	15,582	(22,040)	5,287
Other assets	9,063	34	–	9,097
Separate accounts	1,354	49,648	–	51,002
Total admitted assets	$10,006,221	$305,528	$(230,796)	$10,080,953

Eliminations

(	A ) Eliminate COUNTRY Investors common stock balance owned by COUNTRY Life

(	B ) Eliminate intercompany borrowing balances between COUNTRY Life and COUNTRY Investors

(	C ) Eliminate accrued interest on intercompany borrowing balances between COUNTRY Life and COUNTRY Investors

(	D ) Eliminate intercompany receivable balances between COUNTRY Life and COUNTRY Investors

(	E ) Eliminate intercompany reinsurance receivable balances between COUNTRY Life and COUNTRY Investors

	December 31, 2019
	COUNTRY	COUNTRY
	Life	Investors	Eliminations	Combined

	(In Thousands)
Liabilities and capital and surplus
Policy reserves	$7,636,741	$36,851	$–	$7,673,592
Liability for deposit-type contracts	523,854	–	–	523,854
Policy and contract claims	29,887	–	–	29,887
Dividends payable to policyholders	56,133	–	–	56,133
Commissions and expenses due or accrued	8,078	–	–	8,078
Federal income taxes payable	2,190	4	–	2,194
Unearned investment income	9,854	18	–	9,872
Asset valuation reserve	158,520	944	–	159,464
Payable to reinsurers ( A )	23,599	6,502	(22,040)	8,061
Interest maintenance reserve	–	615	–	615
Due to affiliates ( B )	2,915	2,270	(2,168)	3,017
Payable for securities	–	–	–	–
Borrowed money ( C )	23,037	1,528	(1,529)	23,036
Other liabilities	28,803	2,089	–	30,892
Securities lending collateral held	228,414	–	–	228,414
Separate accounts	1,354	49,648	–	51,002
Total liabilities	8,733,379	100,469	(25,737)	8,808,111

Commitments and contingencies

Capital and surplus:
Common stock – par value $25 per share – 179,980 shares authorized, issued, and outstanding ( D )	4,500	3,000	(3,000)	4,500
Gross paid-in and contributed surplus ( E )	22,703	27,000	(27,000)	22,703
Unassigned surplus ( F )	1,245,763	175,059	(175,059)	1,245,763
Treasury stock	(124)	–	–	(124)
Total capital and surplus	1,272,842	205,059	(205,059)	1,272,842
Total liabilities and capital and surplus	$10,006,221	$305,528	$(230,796)	$10,080,953

Eliminations

(	A ) Eliminate intercompany reinsurance payable balances between COUNTRY Life and COUNTRY Investors

(	B ) Eliminate intercompany payable balances between COUNTRY Life and COUNTRY Investors

(	C ) Eliminate intercompany borrowing balances between COUNTRY Life and COUNTRY Investors

(	D ) Eliminate COUNTRY Investors common stock outstanding owned by COUNTRY Life

(	E ) Eliminate COUNTRY Investors gross paid-in and contributed surplus

(	F ) Eliminate COUNTRY Investors unassigned surplus

COUNTRY Life/Health Group

Combining Statements of Operations – Statutory-Basis

	December 31, 2020
	COUNTRY	COUNTRY
	Life	Investors	Eliminations		Combined

	(In Thousands)
Premium and annuity considerations	$(860,562)	$	$		$(860,562)
Supplemental contract considerations	9,350	–		–	9,350
Net investment income	406,809	8,912		–	415,721
Amortization of interest maintenance reserve	(742)	135		–	(607)
Commission and expense allowance on reinsurance ceded ( A )	(82,339)	12,723		(12,523)	(82,139)
Other expense ( B )	(29)	(6,579)		5,935	(673)
Total income	(527,513)	15,191		(6,588)	(518,910)

Death benefits	189,738	–		–	189,738
Annuity benefits including surrenders	199,637	–		–	199,637
Disability benefits and benefits under accident and health contracts	119,389	–		–	119,389
Other policy and contract benefits	31,758	(5,476)		–	26,282
Changes in policy reserves	(1,265,444)	298		–	(1,265,146)
Total benefits incurred	(724,922)	(5,178)		–	(730,100)

Commission expenses incurred (A)	45,349	2,816		(12,523)	35,642
General insurance expenses	124,056	8,348		–	132,404
Insurance, taxes, licenses and fees	15,059	1,560		–	16,619
Total operating expenses	184,464	12,724		(12,523)	184,665

Miscellaneous income ( B )	120,490	–		(5,935)	114,555

Net operating income	133,435	7,645		–	141,080
Dividends to policyholders	56,204	–		–	56,204
Net income before federal income taxes and net realized capital gains	77,231	7,645		–	84,876
Federal income tax benefit	(12,952)	2,125		–	(10,827)
Net income before net realized capital gaines	90,183	5,520		–	95,703
Net realized capital gains	27,591	(124)		–	27,467
Net income	$117,774	$5,396		$–	$123,170

Eliminations

(	A ) Eliminate intercompany reinsurance commission allowance between COUNTRY Investors and COUNTRY Life
(	B ) Eliminate intercompany reinsurance experience and reserve adjustments between COUNTRY Life and COUNTRY Investors

COUNTRY Life/Health Group

Combining Statements of Operations – Statutory-Basis

	December 31, 2019
	COUNTRY	COUNTRY
	Life	Investors	Eliminations		Combined

		(In Thousands)
Premium and annuity considerations	$638,851	$	$		$638,851
Supplemental contract considerations	11,807	–		–	11,807
Net investment income	429,342	9,184		–	438,526
Amortization of interest maintenance reserve	58	148		–	206
Commission and expense allowance on reinsurance ceded ( A )	10,173	15,330		(15,138)	10,365
Other income ( B )	211	(6,340)		5,810	(319)
Total income	1,090,442	18,322		(9,328)	1,099,436

Death benefits	165,320	–		–	165,320
Annuity benefits including surrenders	244,373	–		–	244,373
Disability benefits and benefits under accident and health contracts	127,806	–		–	127,806
Other policy and contract benefits	31,074	(4,621)		–	26,453
Changes in policy reserves	212,140	(224)		–	211,916
Total benefits incurred	780,713	(4,845)		–	775,868

Commission expenses incurred (A)	50,010	3,280		(15,138)	38,152
General insurance expenses	121,885	10,684		–	132,569
Insurance, taxes, licenses and fees	11,339	1,366		–	12,705
Total operating expenses	183,234	15,330		(15,138)	183,426

Miscellaneous expense ( B )	(4,080)	–		(5,810)	(9,890)

Net operating income	122,415	7,837		–	130,252
Dividends to policyholders	54,659	–		–	54,659
Net income before federal income taxes and net realized capital gains	67,756	7,837		–	75,593
Federal income taxes	15,114	1,963		–	17,077
Net income before net realized capital gains	52,642	5,874		–	58,516
Net realized capital losses	(14,528)	(56)		–	(14,584)
Net income	$38,114	$5,818		$–	$43,932

Eliminations

(	A ) Eliminate intercompany reinsurance commission allowance between COUNTRY Investors and COUNTRY Life

(	B ) Eliminate intercompany reinsurance experience and reserve adjustments between COUNTRY Life and COUNTRY Investors

COUNTRY Life/Health Group

Combining Statements of Changes in Capital and Surplus – Statutory-Basis

	December 31, 2020
	COUNTRY	COUNTRY
	Life	Investors	Eliminations	Combined

	(In Thousands)
Capital and surplus, beginning of year ( A )	$1,272,842	$205,059	$(205,059)	$1,272,842
Net income	117,774	5,396	–	123,170
Change in net unrealized gains and losses ( B )	32,855	(3)	(5,906)	26,946
Change in nonadmitted assets	(28,035)	127	–	(27,908)
Change in net deferred income tax assets	(1,950)	509	–	(1,441)
Change in asset valuation reserve	(12,568)	(123)	–	(12,691)
Dividends to stockholders	(19,424)	–	–	(19,424)
Change in liability for OPEB benefits	273	–	–	273
Correction of error related to statutory reserves assumed from affiliate (Note 2)	(3,883)	–	–	(3,883)
Net increase	85,042	5,906	(5,906)	85,042
Capital and surplus, end of year	$1,357,884	$210,965	$(210,965)	$1,357,884

Eliminations

(	A ) Eliminate COUNTRY Investors beginning surplus balance
(	B ) Eliminate unrealized gain on COUNTRY Investors stock for the period presented

COUNTRY Life/Health Group

Combining Statements of Changes in Capital and Surplus – Statutory-Basis

	December 31, 2019
	COUNTRY	COUNTRY
	Life	Investors	Eliminations	Combined

	(In Thousands)
Capital and surplus, beginning of year ( A )	$1,207,561	$199,174	$(199,174)	$1,207,561
Net income	38,114	5,818	–	43,932
Change in net unrealized gains and losses ( B )	92,114	1	(5,885)	86,230
Change in nonadmitted assets	5,401	(312)	–	5,089
Change in net deferred income tax assets	9,712	359	–	10,071
Change in asset valuation reserve	(32,898)	19	–	(32,879)
Dividends to stockholders	(18,858)	–	–	(18,858)
Change in liability for OPEB benefits	(208)	–	–	(208)
Correction of error related to statutory reserves and terminated policies (Note 2)	(23,922)	–	–	(23,922)
Correction of error related to statutory reserves assumed from affiliate (Note 2)	(4,174)	–	–	(4,174)
Correction of error (Note 2)
Net increase	65,281	5,885	(5,885)	65,281
Capital and surplus, end of year	$1,272,842	$205,059	$(205,059)	$1,272,842

Eliminations

(	A ) Eliminate COUNTRY Investors beginning surplus balance

(	B ) Eliminate unrealized gain on COUNTRY Investors stock for the period presented

COUNTRY Life/Health Group

Combining Statements of Cash Flow – Statutory-Basis

	December 31, 2020
	COUNTRY Life	COUNTRY Investors	Eliminations	Combined

	(In Thousands)
Operating activities
Premiums collected, net of reinsurance	(858,253)	(54)		$(858,307)
Net investment income	433,342	8,956		442,298
Other losses ( A )	(82,307)	13,623	(12,523)	(81,207)
Benefits and loss-related payments	(532,490)	(4,234)		(536,724)
Commissions and expenses paid ( A )	(181,165)	(12,269)	12,523	(180,911)
Dividends paid to policyholders	(54,622)	–		(54,622)
Federal income taxes paid	(10,543)	(2,615)		(13,158)
Net cash used in operating activities	(1,286,038)	3,407	–	(1,282,631)

Investing activities
Proceeds from investments sold, matured, or repaid:
Bonds	1,584,570	50,532		1,635,102
Stocks	239,313	–		239,313
Mortgage loans	29,920	–		29,920
Real estate	–	–		–
Other invested assets ( B )	99,216	23,391	(81,749)	40,858
Net losses on cash and short-term investments	(70)	(13)		(83)
Miscellaneous proceeds	131,018	14		131,032
Total investment proceeds	2,083,967	73,924	(81,749)	2,076,142

Purchases of investments:
Bonds	(491,091)	(49,401)		(540,492)
Stocks	(192,185)	–		(192,185)
Mortgage loans	(61,018)	–		(61,018)
Real estate	(4,792)	–		(4,792)
Other invested assets ( B )	(132,268)	(23,390)	83,802	(71,856)
Miscellaneous applications	–	–		–
Total investments purchased	(881,354)	(72,791)	83,802	(870,343)
Decrease in policy loans	542	25		567
Net cash used in investing activities	1,203,155	1,158	2,053	1,206,366

Financing and miscellaneous activities
Borrowed funds received ( B )	17,479	2,045	(2,053)	17,471
Net withdrawals on deposit-type contract funds	200,222	–	–	200,222
Dividends to stockholder	(19,423)	–	–	(19,423)
Other cash used in financing and miscellaneous activities	(112,591)	1,524	–	(111,067)
Net cash used in financing and miscellaneous activities	85,687	3,569	(2,053)	87,203

Increase in cash and cash equivalents	2,804	8,134	–	10,938
Cash and cash equivalents, beginning of year	59,678	17,154	–	76,832
Cash and cash equivalents, end of year	$62,482	$25,288	$–	$87,770

Supplemental disclosures of cash flow information for non-cash transactions:
Bond non-cash transactions - exchanges	$62,416	1,037	-	$63,453
Bond non-cash transactions - in-kind transfer	603,809	-	-	603,809
Common Stock non-cash transactions - exchanges	242	-	-	242
Common Stock non-cash transactions - spinoffs	113	-	-	113

Eliminations

(	A ) Eliminate intercompany reinsurance commission and experience adjustments

(	B ) Eliminate intercompany borrowing activity between COUNTRY Life and COUNTRY Investors

COUNTRY Life/Health Group

Combining Statements of Cash Flow – Statutory-Basis

	December 31, 2019
	COUNTRY	COUNTRY
	Life	Investors	Eliminations	Combined

	(In Thousands)
Operating activities
Premiums collected, net of reinsurance	645,351	(2,651)	1	$642,700
Net investment income	442,831	9,547		452,378
Other income ( A )	10,404	16,347	(15,138)	11,613
Benefits and loss-related payments	(568,010)	1,277		(566,733)
Commissions and expenses paid ( A )	(183,082)	(15,072)	15,138	(183,016)
Dividends paid to policyholders	(53,031)	–		(53,031)
Federal income taxes paid	(29,342)	(2,047)		(31,389)
Net cash provided by operating activities	265,121	7,401	–	272,522

Investing activities
Proceeds from investments sold, matured, or repaid:
Bonds	779,111	31,399		810,510
Stocks	132,642	–		132,642
Mortgage loans	21,891	–		21,891
Real estate	8,711	–		8,711
Other invested assets ( B )	118,966	26,881	(108,968)	36,879
Net gains or (losses) on cash and short-term investments	11	1		12
Miscellaneous proceeds	–	6		6
Total investment proceeds	1,061,332	58,287	(108,968)	1,010,651

Purchases of investments:
Bonds	(1,067,385)	(21,847)		(1,089,232)
Stocks	(16,135)	–		(16,135)
Mortgage loans	(23,899)	–		(23,899)
Real estate	(2,312)	–		(2,312)
Other invested assets ( B )	(214,249)	(26,880)	105,682	(135,447)
Miscellaneous applications	–	(555)		(555)
Total investments purchased	(1,323,980)	(49,282)	105,682	(1,267,580)
Increase in policy loans	(4,236)	11		(4,225)
Net cash used in investing activities	(266,884)	9,016	(3,286)	(261,154)

Financing and miscellaneous activities
Borrowed funds received ( B )	(28,055)	(3,296)	3,286	(28,065)
Net deposits on deposit-type contract funds	(12,036)	–	–	(12,036)
Dividends to stockholder	(18,858)	–	–	(18,858)
Other cash provided by financing and miscellaneous activities	56,528	(1,315)	–	55,213
Net cash used in financing and miscellaneous activities	(2,421)	(4,611)	3,286	(3,746)

Increase in cash and cash equivalents	(4,184)	11,806	–	7,622
Cash and cash equivalents, beginning of year	63,862	5,348	–	69,210
Cash and cash equivalents, end of year	$59,678	$17,154	$–	$76,832

Supplemental disclosures of cash flow information for non-cash transactions:
Bond non-cash transactions - exchanges	$42,131	501	-	$42,632
Bond non-cash transactions - preferred stocks	68,727	-	-	68,727
Common Stock non-cash transactions - merger	3,387	-	-	3,387
Common Stock non-cash transactions - spinoffs	489	-	-	489
Common Stock non-cash transactions - mutual fund exchanges	5,990	-	-	5,990
Common Stock non-cash transactions - other invested assets	413	-	-	413

Eliminations

(	A ) Eliminate intercompany reinsurance commission and experience adjustments
(	B ) Eliminate intercompany borrowing activity between COUNTRY Life and COUNTRY Investors

COUNTRY Life/Health Group

Combined Supplemental Schedule of Life and Health Reinsurance Disclosures
For the year ended December 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	Has Country Life/Health Group reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply:

__________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☐

2.	Has Country Life/Health Group reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply:

__________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☐

3.	Does Country Life/Health Group have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

COUNTRY Life/Health Group

Combined Supplemental Schedule of Life and Health Reinsurance Disclosures For the year ended December 31, 2020

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

4.	Has Country Life/Health Group reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Has the insured
		Identify	event(s) triggering
		reinsurance	contract coverage
Type of contract:	Response:	contract(s):	been recognized?
Assumption reinsurance –	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒
new for the reporting period
Non-proportional reinsurance,	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒
which does not result in
significant surplus relief

5.	Has Country Life/Health Group ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a)	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

(b)	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

COUNTRY Life/Health Group

Note to Combined Supplementary Information

December 31, 2020

Basis of Presentation

The accompanying combined supplemental schedules and investment disclosures present selected combined statutory-basis financial data as of December 31, 2020, and for the year then ended, for the purpose of complying with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and agree to, or are included in, the amounts reported in the COUNTRY Life and COUNTRY Investors’ 2020 Statutory Annual Statement as filed with the Illinois Department of Insurance.